UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 75.1%
Federal Farm Credit Bank (1 Mo. LIBOR + 0.01%)
$15,000,000	2.438	%(a)	06/29/20	$ 15,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,800,000	2.452	(a)	09/30/19	1,799,970
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
250,000	2.324	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
850,000	2.414		11/29/19	850,000
650,000	2.394		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
700,000	2.399		10/18/19	699,992
750,000	2.399		12/26/19	749,983
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
900,000	2.409	(a)	07/05/19	899,998
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.13%)
200,000	2.454	(a)	11/12/20	200,027
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
300,000	2.469	(a)	04/23/21	300,000
Federal Farm Credit Bank (FEDL01 + 0.02%)
45,000,000	2.405	(a)	10/28/19	44,995,977
Federal Farm Credit Bank (FEDL01 + 0.11%)
800,000	2.500	(a)	08/13/20	799,904
Federal Farm Credit Bank (FEDL01 + 0.12%)
2,200,000	2.510	(a)	04/23/21	2,200,000
Federal Farm Credit Bank (Prime Rate - 2.88%)
1,000,000	2.620	(a)	05/07/20	999,926
Federal Farm Credit Bank (Prime Rate - 2.90%)
600,000	2.600	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate - 2.93%)
1,200,000	2.570	(a)	11/06/20	1,200,000
Federal Farm Credit Bank (Prime Rate - 2.95%)
3,000,000	2.550	(a)	03/15/21	3,000,000
Federal Farm Credit Bank (Prime Rate - 2.96%)(a)
200,000	2.540		03/13/20	199,883
3,500,000	2.540		03/29/21	3,500,000
Federal Farm Credit Bank (Prime Rate - 2.97%)
2,300,000	2.535	(a)	04/08/21	2,300,000
Federal Farm Credit Bank (Prime Rate - 2.98%)(a)
300,000	2.520		11/12/20	299,785
1,800,000	2.525		02/26/21	1,800,000
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	2.420		06/27/19	249,999
1,600,000	2.420		07/17/19	1,599,980
Federal Farm Credit Bank (SOFR + 0.12%)
900,000	2.520	(a)	03/18/21	900,000
Federal Farm Credit Bank Discount Note
30,000,000	2.459		09/04/19	29,810,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.02%)
20,000,000	2.410	(a)	12/27/19	20,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
6,000,000	2.417	(a)	10/07/19	6,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.08%)
4,600,000	2.558	(a)	03/19/21	4,600,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
5,000,000	2.405	(a)	08/04/20	5,000,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
10,100,000	2.432	(a)	01/30/20	10,101,010
Federal Home Loan Bank (Prime Rate - 2.94%)
900,000	2.560	(a)	02/26/21	900,000
Federal Home Loan Bank Discount Notes
301,100,000	2.420		06/07/19	300,980,463
150,000,000	2.372		06/28/19	149,737,314
35,000,000	2.406		07/03/19	34,925,427
3,000,000	2.456		07/11/19	2,991,967

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes – (continued)
$15,000,000	2.498%		07/12/19	$ 14,958,317
45,000,000	2.442		07/17/19	44,862,345
16,200,000	2.458		07/18/19	16,149,028
4,800,000	2.458		07/19/19	4,784,576
35,000,000	2.429		07/24/19	34,875,612
66,300,000	2.463		07/31/19	66,033,253
50,000,000	2.508		08/02/19	49,789,631
10,200,000	2.426		08/14/19	10,150,141
21,000,000	2.362		08/23/19	20,886,318
1,300,000	2.464		08/26/19	1,292,515
9,800,000	2.427		09/10/19	9,734,701
25,000,000	2.427		09/13/19	24,828,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 949,436,513

U.S. Treasury Obligations – 25.7%
United States Treasury Bills
$600,000	2.282%		06/04/19	$ 599,887
25,900,000	2.381		06/25/19	25,859,518
100,000	2.406		07/05/19	99,777
300,000	2.338		07/11/19	299,233
300,000	2.376		07/16/19	299,124
200,000	2.391		07/16/19	199,413
2,200,000	2.350		07/23/19	2,192,659
6,300,000	2.361		07/23/19	6,278,888
500,000	2.366		07/23/19	498,321
1,900,000	2.361	(b)	07/30/19	1,893,143
600,000	2.366	(b)	07/30/19	597,830
2,900,000	2.423		08/01/19	2,888,330
100,200,000	2.407		08/15/19	99,707,055
17,100,000	2.371		08/22/19	17,009,364
16,900,000	2.376		08/22/19	16,810,308
31,800,000	2.442		11/07/19	31,465,729
6,200,000	2.416		11/14/19	6,132,673
3,200,000	2.401		11/21/19	3,164,016
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
16,950,000	2.324	(a)	01/31/20	16,951,197
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
100,000	2.357	(a)	04/30/20	100,025
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
1,100,000	2.367	(a)	07/31/20	1,099,837
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
36,300,000	2.384	(a)	07/31/19	36,306,022
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
5,100,000	2.439	(a)	01/31/21	5,094,492
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
800,000	2.463	(a)	04/30/21	800,045
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
13,300,000	2.372		10/31/19	13,304,222
10,450,000	2.369		10/31/20	10,450,000
United States Treasury Notes
1,600,000	1.625		07/31/19	1,598,008
5,900,000	3.625		08/15/19	5,913,934
800,000	8.125		08/15/19	809,109
1,600,000	3.625		02/15/20	1,613,953
800,000	1.375		02/29/20	794,222
1,800,000	1.375		03/31/20	1,785,937
1,600,000	2.250		03/31/20	1,598,809
2,000,000	1.500	(b)	04/15/20	1,986,342
2,200,000	2.375	(b)	04/30/20	2,201,635

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$6,100,000	3.500	%(b)	05/15/20	$ 6,170,226

TOTAL U.S. TREASURY OBLIGATIONS				$ 324,573,283

TOTAL INVESTMENTS – 100.8%				$1,274,009,796

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%				(9,879,773)

NET ASSETS – 100.0%				$1,264,130,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 29.9%
Federal Farm Credit Bank (1 Mo. LIBOR + 0.01%)
$282,400,000	2.438	%(a)	06/29/20	$ 282,400,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
246,500,000	2.452	(a)	09/30/19	246,495,912
Federal Farm Credit Bank (3 Mo. LIBOR - 0.26%)
24,500,000	2.324	(a)	07/10/19	24,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
198,700,000	2.389		11/20/19	198,697,203
98,500,000	2.414		11/29/19	98,500,000
98,700,000	2.394		02/18/20	98,700,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
120,500,000	2.399		10/18/19	120,498,623
98,600,000	2.399		12/26/19	98,597,768
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
118,700,000	2.409	(a)	07/05/19	118,699,779
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.13%)
14,700,000	2.454	(a)	11/12/20	14,702,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
29,500,000	2.469	(a)	04/23/21	29,500,000
Federal Farm Credit Bank (FEDL01 + 0.11%)
123,400,000	2.500	(a)	08/13/20	123,385,248
Federal Farm Credit Bank (FEDL01 + 0.12%)
245,900,000	2.510	(a)	04/23/21	245,900,000
Federal Farm Credit Bank (Prime Rate - 2.88%)
148,000,000	2.620	(a)	05/07/20	147,989,023
Federal Farm Credit Bank (Prime Rate - 2.90%)
88,800,000	2.600	(a)	01/30/20	88,800,000
Federal Farm Credit Bank (Prime Rate - 2.93%)
197,600,000	2.570	(a)	11/06/20	197,600,000
Federal Farm Credit Bank (Prime Rate - 2.94%)
244,900,000	2.565	(a)	10/30/20	244,900,000
Federal Farm Credit Bank (Prime Rate - 2.95%)(a)
24,300,000	2.550		04/30/20	24,300,000
344,300,000	2.550		03/15/21	344,300,000
Federal Farm Credit Bank (Prime Rate - 2.96%)(a)
24,600,000	2.540		03/13/20	24,585,573
344,300,000	2.540		03/29/21	344,300,000
Federal Farm Credit Bank (Prime Rate - 2.97%)
246,000,000	2.535	(a)	04/08/21	246,000,000
Federal Farm Credit Bank (Prime Rate - 2.98%)(a)
54,000,000	2.520		11/12/20	53,961,242
188,600,000	2.525		02/26/21	188,600,000
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
36,500,000	2.420		06/27/19	36,499,868
216,800,000	2.420		07/17/19	216,797,262
Federal Farm Credit Bank (SOFR + 0.12%)
103,300,000	2.520	(a)	03/18/21	103,300,000
Federal Home Loan Bank
716,800,000	2.495		05/28/20	716,800,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.02%)(a)
1,433,200,000	2.410		12/27/19	1,433,200,000
477,800,000	2.447		01/07/20	477,800,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.03%)(a)
1,348,500,000	2.421		01/10/20	1,348,500,000
650,000,000	2.412		01/21/20	650,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.04%)(a)
744,000,000	2.401		10/18/19	744,000,000
496,000,000	2.390		10/25/19	496,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)(a)
988,000,000	2.417		10/07/19	988,000,000
744,800,000	2.395		10/15/19	744,800,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
$200,000,000	2.364	%(a)	06/14/19	$ 199,997,400
Federal Home Loan Bank (1 Mo. LIBOR - 0.12%)
995,000,000	2.329	(a)	06/14/19	994,974,840
Federal Home Loan Bank (3 Mo. LIBOR - 0.07%)
993,500,000	2.522	(a)	04/01/21	993,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.08%)
492,100,000	2.558	(a)	03/19/21	492,100,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
477,700,000	2.405	(a)	08/04/20	477,700,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
1,755,000,000	2.432	(a)	01/30/20	1,755,175,514
Federal Home Loan Bank (Prime Rate - 2.94%)
98,300,000	2.560	(a)	02/26/21	98,300,000
Federal Home Loan Bank (SOFR + 0.03%)
913,600,000	2.430	(a)	10/09/19	913,600,000
Federal Home Loan Bank Discount Notes
510,500,000	2.406		07/03/19	509,412,295
1,181,800,000	2.438		07/10/19	1,178,740,123
255,100,000	2.456		07/11/19	254,416,899
496,000,000	2.498		07/12/19	494,621,671
433,400,000	2.439		07/16/19	432,105,217
232,100,000	2.458		07/18/19	231,369,723
541,400,000	2.458		07/19/19	539,660,301
1,250,000,000	2.429		07/24/19	1,245,557,569
83,700,000	2.456		07/26/19	83,392,077
1,721,800,000	2.463		07/31/19	1,714,872,625
495,000,000	2.461		08/12/19	492,614,100
992,700,000	2.417		08/14/19	987,863,896
506,500,000	2.426		08/14/19	504,024,172
28,400,000	2.457		08/15/19	28,257,704
495,000,000	2.463		08/19/19	492,382,137
907,100,000	2.430		08/23/19	902,059,800
787,200,000	2.464		08/26/19	782,667,915
348,000,000	2.465		09/03/19	345,810,113
487,000,000	2.427		09/10/19	483,755,024
478,100,000	2.427		09/12/19	474,851,244
198,800,000	2.474		09/27/19	197,229,590
99,400,000	2.482		09/27/19	98,612,189
477,800,000	2.495		05/20/20	477,800,000
Federal National Mortgage Association (SOFR + 0.12%)
994,000,000	2.520	(a)	07/30/19	994,000,000
Federal National Mortgage Association (SOFR + 0.16%)
124,250,000	2.560	(a)	01/30/20	124,250,000
Overseas Private Investment Corp.
62,200,000	0.000		11/17/19	62,200,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)
525,318,424	2.370		06/07/19	525,318,424
62,569,748	2.390		06/07/19	62,569,748
155,441,503	2.400		06/07/19	155,441,504

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 32,362,813,315

U.S. Treasury Obligations - 10.1%
United States Treasury Bills
$2,812,300,000	2.442%		11/07/19	$ 2,782,738,040
286,500,000	2.401		11/21/19	283,278,307
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
2,646,900,500	2.367	(a)	07/31/20	2,646,674,388

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
$2,003,000,000	2.369	%(a)	10/31/20	$ 2,003,000,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
1,308,600,000	2.439	(a)	01/31/21	1,307,186,740
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
181,400,000	2.463	(a)	04/30/21	181,410,190
United States Treasury Notes
97,000,000	3.625		08/15/19	97,235,113
117,000,000	8.125		08/15/19	118,332,157
146,700,000	3.625		02/15/20	147,979,296
73,200,000	1.375		02/29/20	72,671,301
171,100,000	1.375		03/31/20	169,763,257
146,700,000	2.250		03/31/20	146,590,819
178,900,000	1.500	(b)	04/15/20	177,677,062
195,800,000	2.375	(b)	04/30/20	195,945,589
539,100,000	3.500	(b)	05/15/20	545,306,346

TOTAL U.S. TREASURY OBLIGATIONS				$ 10,875,788,605

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 43,238,601,920

Repurchase Agreements(c) – 59.7%
Bank of Montreal
$500,000,000	2.400	%(d)	06/07/19	$ 500,000,000
Maturity Value: $502,433,335
Settlement Date: 05/17/19

Collateralized by U.S. Treasury Bills, 0.000%, due 09/01/19 to 06/01/48, U.S. Treasury Bonds, 2.250% to 6.250%, due 03/01/21 to 11/15/48, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.500%, due 04/01/22 to 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.250%, due 07/01/24 to 12/15/41 and U.S. Treasury Notes, 0.875% to 2.875%, due 12/31/19 to 04/20/48. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

500,000,000	2.410	(d)	06/07/19	500,000,000
Maturity Value: $503,213,331
Settlement Date: 05/16/19

Collateralized by U.S. Treasury Bills, 0.000%, due 12/01/22 to 11/15/45, U.S. Treasury Bonds, 2.500% to 7.875%, due 09/01/22 to 09/01/48 and U.S. Treasury Notes, 1.000% to 3.125%, due 10/31/22 to 06/20/47. The aggregate market value of the collateral, including accrued interest, was $510,000,077.

500,000,000	2.420	(d)	06/07/19	500,000,000
Maturity Value: $501,781,388
Settlement Date: 05/16/19

Collateralized by U.S. Treasury Bills, 0.000%, due 12/01/22 to 06/01/48, U.S. Treasury Bonds, 2.500% to 4.750%, due 03/01/21 to 06/01/45, a U.S. Treasury Floating Rate Note, 2.439%, due 10/01/48, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 04/20/39 and U.S. Treasury Notes, 1.000% to 3.625%, due 01/15/20 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was $510,000,085.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$500,000,000	2.420	%(d)	06/07/19	$ 500,000,000
Maturity Value: $502,991,388
Settlement Date: 05/16/19

Collateralized by U.S. Treasury Bills, 0.000%, due 12/01/22 to 06/01/48, U.S. Treasury Bonds, 2.500% to 4.500%, due 03/01/21 to 02/01/47, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Inflation-Indexed Notes, 0.375% to 0.500%, due 03/15/45 to 11/01/48 and U.S. Treasury Notes, 1.125% to 3.125%, due 01/31/23 to 04/20/48. The aggregate market value of the collateral, including accrued interest, was $510,000,079.

Barclays Bank PLC
1,000,000,000	2.480		06/06/19	1,000,000,000
Maturity Value: $1,000,482,222
Settlement Date: 05/30/19
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 07/01/20 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $1,030,283,823.

Barclays Capital Inc.
50,000,000	2.350		06/03/19	50,000,000
Maturity Value: $50,009,792
Collateralized by a U.S. Treasury Note, 2.500%, due 03/01/23. The market value of the collateral, including accrued interest, was $51,000,018.

BNP Paribas
137,000,000	2.480		06/03/19	137,000,000
Maturity Value: $137,028,313

Collateralized by U.S. Treasury Bills, 0.000%, due 04/15/23 to 04/01/43, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.375%, due 11/01/21 to 11/20/48, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/23, U.S. Treasury Notes, 2.250% to 2.500%, due 03/23/28 to 03/15/37 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 09/01/42. The aggregate market value of the collateral, including accrued interest, was $139,740,001.

128,800,000	2.500		06/03/19	128,800,000
Maturity Value: $128,826,833

Collateralized by Federal Home Loan Mortgage Corp., 6.423%, due 10/01/19, Federal National Mortgage Association, 3.000% to 4.000%, due 04/01/32 to 05/01/45, Government National Mortgage Association, 4.000% to 6.000%, due 08/29/19 to 11/15/44, a U.S. Treasury Bond, 7.500%, due 11/15/24, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 06/15/43, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 09/20/48 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/20 to 03/01/47. The aggregate market value of the collateral, including accrued interest, was $131,392,523.

475,000,000	2.480	(d)	06/07/19	475,000,000
Maturity Value: $480,890,001
Settlement Date: 02/27/19

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/01/47, U.S. Treasury Bonds, 3.000% to 8.750%, due 04/30/23 to 04/01/48, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.375%, due 11/01/21 to 11/20/48, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 02/01/49, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 04/01/20 to 03/20/49, U.S. Treasury Notes, 2.250% to 2.625%, due 06/01/25 to 08/01/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 12/01/21 to 10/01/47. The aggregate market value of the collateral, including accrued interest, was $484,500,000.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$1,490,000,000	2.490	%(d)	06/07/19	$ 1,490,000,000
Maturity Value: $1,508,653,567
Settlement Date: 03/22/19

Collateralized by Federal Farm Credit Bank, 4.150%, due 10/01/29, Federal Home Loan Bank, 0.875% to 4.000%, due 08/05/19 to 06/15/45, Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 03/31/20 to 04/01/49, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 03/15/28 to 09/01/43, Federal National Mortgage Association, 2.500% to 6.500%, due 02/15/20 to 03/20/49, Federal National Mortgage Association Stripped Security, 0.000%, due 11/15/30, Government National Mortgage Association, 3.500% to 7.000%, due 05/01/19 to 04/01/49, U.S. Treasury Bills, 0.000%, due 05/01/24 to 02/01/48, U.S. Treasury Bonds, 2.750% to 3.750%, due 04/01/26 to 11/15/42, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 3.375%, due 11/01/21 to 06/15/43, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 06/01/21 to 05/15/47, U.S. Treasury Notes, 0.875% to 3.625%, due 03/31/20 to 12/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/37 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $1,525,862,421.

250,000,000	2.500	(d)	06/07/19	250,000,000
Maturity Value: $253,142,359
Settlement Date: 01/08/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 06/01/19 to 10/01/46, Federal National Mortgage Association, 3.500% to 7.000%, due 07/01/26 to 04/01/48, Government National Mortgage Association, 2.500% to 6.000%, due 12/01/20 to 10/20/48, U.S. Treasury Bills, 0.000%, due 08/22/19 to 02/01/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/01/33 to 09/01/44, U.S. Treasury Notes, 1.375% to 2.125%, due 05/31/26 to 06/20/47 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/37 to 04/01/48. The aggregate market value of the collateral, including accrued interest, was $257,004,651.

870,000,000	2.500	(d)	06/07/19	870,000,000
Maturity Value: $880,874,993
Settlement Date: 02/27/19

Collateralized by Federal Home Loan Bank, 4.250%, due 08/17/38, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 07/01/19 to 04/20/49, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 09/01/43, Federal National Mortgage Association, 2.500% to 7.500%, due 08/31/21 to 03/20/49, Government National Mortgage Association, 2.000% to 7.500%, due 05/01/19 to 02/01/49, U.S. Treasury Bills, 0.000%, due 04/15/23 to 02/01/48, a U.S. Treasury Bond, 3.750%, due 04/01/26, U.S. Treasury Inflation-Indexed Notes, 0.250% to 1.125%, due 08/16/19 to 01/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 01/01/30 to 02/20/46, U.S. Treasury Notes, 1.125% to 2.750%, due 10/31/19 to 05/01/42 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 06/01/37. The aggregate market value of the collateral, including accrued interest, was $894,197,508.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$2,000,000,000	2.500	%(d)	06/07/19	$ 2,000,000,000
Maturity Value: $2,024,999,984
Settlement Date: 01/04/19

Collateralized by Federal Farm Credit Bank, 3.540% to 4.150%, due 10/01/29 to 06/01/40, Federal Home Loan Bank, 0.875% to 4.000%, due 08/05/19 to 06/15/45, Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 06/01/19 to 07/26/66, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 09/01/43, Federal National Mortgage Association, 1.300% to 9.000%, due 05/09/19 to 11/25/58, Federal National Mortgage Association Stripped Security, 0.000%, due 11/15/30, Government National Mortgage Association, 3.000% to 6.500%, due 05/01/19 to 02/20/49, U.S. Treasury Bills, 0.000%, due 04/15/23 to 12/01/47, U.S. Treasury Bonds, 2.250% to 7.250%, due 08/15/22 to 03/01/48, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 1.000%, due 02/15/42 to 11/20/48, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 08/25/48, U.S. Treasury Notes, 0.750% to 2.375%, due 02/01/35 to 03/15/47 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 10/01/22 to 09/01/48. The aggregate market value of the collateral, including accrued interest, was $2,058,871,436.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	2.520	(a)(d)	06/01/19	500,000,000
Maturity Value: $542,350,000
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.130% to 4.150%, due 10/01/29 to 06/02/36, Federal Home Loan Bank, 4.200%, due 09/20/45, Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 06/01/19 to 04/20/49, Federal National Mortgage Association, 3.500% to 7.000%, due 05/01/20 to 03/20/49, Federal National Mortgage Association Stripped Securities, 0.000%, due 09/30/19 to 11/15/30, Government National Mortgage Association, 2.500% to 6.450%, due 11/01/19 to 02/15/52, U.S. Treasury Bills, 0.000%, due 05/01/47 to 02/01/48, U.S. Treasury Bonds, 2.750% to 4.375%, due 04/01/26 to 11/15/42, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.375%, due 01/15/27 to 06/15/43, U.S. Treasury Inflation-Indexed Notes, 0.250% to 1.875%, due 08/16/19 to 01/01/44, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 08/25/48, U.S. Treasury Notes, 1.125% to 2.750%, due 11/15/20 to 12/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 06/27/19 to 09/01/48. The aggregate market value of the collateral, including accrued interest, was $512,287,295.

550,000,000	2.520	(a)(d)	06/01/19	550,000,000
Maturity Value: $596,315,500
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.370% to 3.540%, due 05/01/35 to 06/01/40, Federal Home Loan Bank, 0.875% to 3.900%, due 08/05/19 to 03/01/27, Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 06/01/19 to 09/01/48, Federal National Mortgage Association, 3.500% to 6.000%, due 09/30/20 to 03/20/49, Government National Mortgage Association, 2.500% to 9.500%, due 05/21/19 to 07/01/56, U.S. Treasury Bills, 0.000%, due 09/01/19 to 09/01/52, U.S. Treasury Bonds, 2.875% to 8.125%, due 04/30/23 to 11/01/38, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 12/01/20 to 08/25/48, U.S. Treasury Notes, 2.125% to 2.750%, due 01/31/21 to 08/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/26 to 05/15/49. The aggregate market value of the collateral, including accrued interest, was $564,012,545.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
CIBC Wood Gundy Securities
$250,000,000	2.500%		06/03/19	$ 250,000,000
Maturity Value: $250,052,083

Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 03/31/22 to 01/01/49 and a U.S. Treasury Bond, 3.000%, due 03/01/28. The aggregate market value of the collateral, including accrued interest, was $257,441,242.

100,000,000	2.410	(d)	06/07/19	100,000,000
Maturity Value: $100,408,361
Settlement Date: 05/16/19

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 12/20/48 and Federal National Mortgage Association, 3.500% to 4.500%, due 01/01/24 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $103,000,000.

225,000,000	2.410	(d)	06/07/19	225,000,000
Maturity Value: $225,918,812
Settlement Date: 05/16/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 12/15/23, Federal National Mortgage Association, 3.500%, due 07/01/23 to 02/01/46 and Government National Mortgage Association, 4.500%, due 02/01/45. The aggregate market value of the collateral, including accrued interest, was $231,750,001.

425,000,000	2.410	(d)	06/07/19	425,000,000
Maturity Value: $426,650,179
Settlement Date: 05/15/19

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 10/01/25, Federal National Mortgage Association, 3.500% to 5.000%, due 10/01/20 to 09/01/48 and Government National Mortgage Association, 4.500%, due 04/01/21. The aggregate market value of the collateral, including accrued interest, was $437,750,000.

650,000,000	2.410	(d)	06/07/19	650,000,000
Maturity Value: $652,523,804
Settlement Date: 05/15/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 05/15/21 to 01/20/49 and Federal National Mortgage Association, 3.000% to 4.500%, due 07/01/23 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $669,500,001.

300,000,000	2.430	(d)	06/07/19	300,000,000
Maturity Value: $301,944,000
Settlement Date: 04/11/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 01/30/20 to 05/01/45, Federal National Mortgage Association, 4.000% to 4.500%, due 01/01/21 to 11/01/48, Government National Mortgage Association, 4.500% to 5.000%, due 11/01/23 to 02/01/45 and U.S. Treasury Bonds, 3.625% to 3.750%, due 04/01/25 to 09/01/30. The aggregate market value of the collateral, including accrued interest, was $308,943,866.

350,000,000	2.430	(d)	06/07/19	350,000,000
Maturity Value: $352,244,375
Settlement Date: 04/11/19

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 01/30/20 to 12/01/48, Federal National Mortgage Association, 3.500% to 5.000%, due 02/01/23 to 11/01/48 and Government National Mortgage Association, 5.000%, due 11/01/23. The aggregate market value of the collateral, including accrued interest, was $360,499,999.

600,000,000	2.430	(d)	06/07/19	600,000,000
Maturity Value: $603,847,500
Settlement Date: 04/12/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 02/20/26 to 03/01/49, Federal National Mortgage Association, 3.500% to 4.500%, due 03/31/22 to 01/01/49 and Government National Mortgage Association, 5.000%, due 11/01/23. The aggregate market value of the collateral, including accrued interest, was $617,999,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
CIBC Wood Gundy Securities – (continued)
$600,000,000	2.430	%(d)	06/07/19	$ 600,000,000
Maturity Value: $603,807,000
Settlement Date: 04/12/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 09/20/20 to 12/01/48, Federal National Mortgage Association, 3.500% to 4.500%, due 01/01/21 to 01/01/49 and Government National Mortgage Association, 4.500% to 5.000%, due 04/01/21 to 02/01/45. The aggregate market value of the collateral, including accrued interest, was $618,000,000.

Citibank N.A. (Overnight MBS + 0.01%)
1,000,000,000	2.510	(a)	06/07/19	1,000,000,000
Maturity Value: $1,015,408,606
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 2.425% to 2.730%, due 12/06/19 to 12/15/39, Federal Home Loan Bank, 1.125% to 5.500%, due 06/21/19 to 03/15/45, Federal Home Loan Mortgage Corp., 0.000% to 10.500%, due 11/01/19 to 02/20/49, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 09/01/43, Federal National Mortgage Association, 0.000% to 8.500%, due 05/29/19 to 05/01/49, Government National Mortgage Association, 2.500% to 9.500%, due 05/01/19 to 04/20/49, Tennessee Valley Authority, 2.875% to 4.250%, due 09/15/24 to 09/15/65, U.S. Treasury Bills, 0.000%, due 06/20/19 to 09/01/52, U.S. Treasury Bonds, 2.500% to 8.750%, due 03/01/21 to 01/20/49, U.S. Treasury Floating Rate Notes, 2.372% to 2.439%, due 07/01/38 to 10/01/48, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 11/01/21 to 11/20/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 06/01/19 to 03/01/49 and U.S. Treasury Notes, 0.750% to 3.625%, due 07/15/19 to 03/20/49. The aggregate market value of the collateral, including accrued interest, was $1,020,000,001.

Citigroup Global Markets, Inc.
400,000,000	2.450		06/03/19	400,000,000
Maturity Value: $400,081,667

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/26 to 01/15/27 and U.S. Treasury Notes, 1.500% to 2.500%, due 11/30/20 to 12/01/48. The aggregate market value of the collateral, including accrued interest, was $408,000,035.

Credit Agricole Corporate and Investment Bank
100,000,000	2.420		06/03/19	100,000,000
Maturity Value: $100,020,167

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/01/39, a U.S. Treasury Bond, 3.750%, due 04/01/25, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 05/01/25 and U.S. Treasury Notes, 1.500% to 3.125%, due 04/30/21 to 05/01/46. The aggregate market value of the collateral, including accrued interest, was $102,000,031.

Daiwa Capital Markets America, Inc.
102,941,176	2.500		06/03/19	102,941,176
Maturity Value: $102,962,622
Collateralized by a U.S. Treasury Note, 2.875%, due 04/30/25. The market value of the collateral, including accrued interest, was $105,000,000.
118,785,109	2.500		06/03/19	118,785,109
Maturity Value: $118,809,856
Collateralized by a U.S. Treasury Note, 2.375%, due 03/01/38. The market value of the collateral, including accrued interest, was $121,160,811.
142,874,938	2.500		06/03/19	142,874,938
Maturity Value: $142,904,704
Collateralized by a U.S. Treasury Note, 2.625%, due 03/31/25. The market value of the collateral, including accrued interest, was $145,732,437.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America, Inc. – (continued)
$145,661,763	2.500%	06/03/19	$ 145,661,763
Maturity Value: $145,692,109
Collateralized by a U.S. Treasury Note, 3.000%, due 08/01/47. The market value of the collateral, including accrued interest, was $148,574,998.
154,179,447	2.500	06/03/19	154,179,447
Maturity Value: $154,211,568
Collateralized by a U.S. Treasury Note, 2.250%, due 07/15/45. The market value of the collateral, including accrued interest, was $157,263,036.
177,972,303	2.500	06/03/19	177,972,303
Maturity Value: $178,009,381
Collateralized by a U.S. Treasury Note, 2.875%, due 01/15/31. The market value of the collateral, including accrued interest, was $181,531,749.
187,553,160	2.500	06/03/19	187,553,160
Maturity Value: $187,592,234
Collateralized by a U.S. Treasury Note, 2.125%, due 08/01/46. The market value of the collateral, including accrued interest, was $191,304,223.
195,098,036	2.500	06/03/19	195,098,036
Maturity Value: $195,138,681
Collateralized by a U.S. Treasury Note, 2.000%, due 10/01/27. The market value of the collateral, including accrued interest, was $198,999,997.
208,764,704	2.500	06/03/19	208,764,704
Maturity Value: $208,808,197
Collateralized by a U.S. Treasury Note, 2.875%, due 07/01/25. The market value of the collateral, including accrued interest, was $212,939,998.
248,554,586	2.500	06/03/19	248,554,586
Maturity Value: $248,606,368
Collateralized by a U.S. Treasury Note, 3.000%, due 03/01/28. The market value of the collateral, including accrued interest, was $253,525,678.
260,131,936	2.500	06/03/19	260,131,936
Maturity Value: $260,186,130
Collateralized by a U.S. Treasury Note, 2.375%, due 02/17/25. The market value of the collateral, including accrued interest, was $265,334,575.
273,064,312	2.500	06/03/19	273,064,312
Maturity Value: $273,121,200
Collateralized by a U.S. Treasury Note, 3.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $278,525,598.
471,568,624	2.500	06/03/19	471,568,624
Maturity Value: $471,666,867
Collateralized by a U.S. Treasury Bond, 3.625%, due 02/01/47. The market value of the collateral, including accrued interest, was $480,999,996.
520,267,948	2.500	06/03/19	520,267,948
Maturity Value: $520,376,337
Collateralized by a U.S. Treasury Note, 2.750%, due 01/01/41. The market value of the collateral, including accrued interest, was $530,673,307.
792,581,958	2.500	06/03/19	792,581,958
Maturity Value: $792,747,079
Collateralized by a U.S. Treasury Note, 2.875%, due 10/31/23. The market value of the collateral, including accrued interest, was $808,433,597.

Fixed Income Clearing Corp.
300,000,000	2.450	06/03/19	300,000,000
Maturity Value: $300,061,250

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 11/15/21 to 02/15/42 and U.S. Treasury Notes, 1.125%, due 12/01/26 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $306,000,038.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Fixed Income Clearing Corp. – (continued)
$3,000,000,000	2.490%		06/03/19	$ 3,000,000,000
Maturity Value: $3,000,622,500

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 04/15/23 and U.S. Treasury Notes, 1.625% to 2.625%, due 06/01/23 to 12/01/48. The aggregate market value of the collateral, including accrued interest, was $3,060,000,038.

8,100,000,000	2.490		06/03/19	8,100,000,000
Maturity Value: $8,101,680,750

Collateralized by U.S. Treasury Bonds, 2.750% to 3.750%, due 04/01/25 to 11/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due 08/16/19 to 10/20/40 and U.S. Treasury Notes, 2.000% to 3.000%, due 11/30/20 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $8,262,011,848.

600,000,000	2.500		06/03/19	600,000,000
Maturity Value: $600,125,000
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 08/16/19. The market value of the collateral, including accrued interest, was $612,002,688.

HSBC Bank PLC
600,000,000	2.490		06/03/19	600,000,000
Maturity Value: $600,124,500

Collateralized by U.S. Treasury Bonds, 2.375% to 7.125%, due 02/15/23 to 11/15/28 and U.S. Treasury Notes, 0.125% to 3.625%, due 02/15/20 to 02/15/29. The aggregate market value of the collateral, including accrued interest, was $612,000,042.

HSBC Securities (USA), Inc.
250,000,000	2.500		06/03/19	250,000,000
Maturity Value: $250,052,083
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/01/21 to 03/20/49. The aggregate market value of the collateral, including accrued interest, was $257,553,645.

HSBC Securities (USA), Inc. (Overnight MBS + 0.01%)
500,000,000	2.510	(a)	06/07/19	500,000,000
Maturity Value: $507,251,109
Settlement Date: 11/14/18

Collateralized by Federal Home Loan Bank, 4.000%, due 07/19/33, Federal Home Loan Mortgage Corp., 3.000% to 8.000%, due 08/01/19 to 04/20/49, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 08/01/43, Federal National Mortgage Association Stripped Security, 0.000%, due 04/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/33 to 06/01/37. The aggregate market value of the collateral, including accrued interest, was $512,599,255.

1,000,000,000	2.510	(a)	06/07/19	1,000,000,000
Maturity Value: $1,015,478,328
Settlement Date: 10/31/18

Collateralized by Federal Home Loan Bank, 1.375% to 4.180%, due 07/31/19 to 02/01/57, Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 08/01/19 to 05/01/49, Federal National Mortgage Association, 1.500% to 6.625%, due 11/15/30 to 09/15/47, Federal National Mortgage Association Stripped Securities, 0.000%, due 06/01/23 to 10/15/38, Tennessee Valley Authority, 0.000%, due 10/01/20 to 09/01/28, a U.S. Treasury Bill, 0.000%, due 09/01/39, U.S. Treasury Bonds, 3.000% to 7.500%, due 11/15/24 to 06/01/45, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/20 to 11/01/47, a U.S. Treasury Note, 1.375%, due 03/15/38 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 12/01/21 to 04/01/48. The aggregate market value of the collateral, including accrued interest, was $1,026,724,569.

ING Financial Markets LLC
300,000,000	2.500		06/03/19	300,000,000
Maturity Value: $300,062,500

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 05/01/19 to 05/01/49 and Federal National Mortgage Association, 2.000% to 7.500%, due 05/01/19 to 07/01/48. The aggregate market value of the collateral, including accrued interest, was $305,999,996.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
ING Financial Markets LLC – (continued)
$300,000,000	2.490%	06/11/19	$ 300,000,000
Maturity Value: $301,909,000
Settlement Date: 03/11/19

Collateralized by Federal Home Loan Mortgage Corp., 2.244% to 7.500%, due 12/01/19 to 12/01/48, Federal National Mortgage Association, 3.000% to 7.000%, due 06/04/19 to 05/01/49, Government National Mortgage Association, 4.500% to 5.000%, due 10/01/40 to 02/01/45 and U.S. Treasury Notes, 1.500% to 1.875%, due 07/01/42 to 12/01/48. The aggregate market value of the collateral, including accrued interest, was $306,000,042.

300,000,000	2.490	06/12/19	300,000,000
Maturity Value: $301,909,000
Settlement Date: 03/12/19

Collateralized by Federal Home Loan Mortgage Corp., 2.244% to 6.000%, due 12/01/19 to 12/01/48 and Federal National Mortgage Association, 2.482% to 7.000%, due 06/04/19 to 11/25/58. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

500,000,000	2.540	06/20/19	500,000,000
Maturity Value: $503,175,000
Settlement Date: 03/22/19

Collateralized by Federal Home Loan Mortgage Corp., 2.399% to 7.000%, due 05/26/20 to 03/25/57, Federal National Mortgage Association, 2.416% to 7.000%, due 06/04/19 to 05/01/49 and Government National Mortgage Association, 3.625% to 4.500%, due 08/01/27 to 02/01/45. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

300,000,000	2.480	08/23/19	300,000,000
Maturity Value: $301,942,667
Settlement Date: 05/21/19

Collateralized by Federal Home Loan Mortgage Corp., 2.411% to 7.500%, due 12/01/19 to 02/01/49, Federal National Mortgage Association, 2.482% to 5.000%, due 05/15/20 to 05/01/49 and Government National Mortgage Association, 4.000% to 4.500%, due 08/01/23 to 10/01/46. The aggregate market value of the collateral, including accrued interest, was $305,999,999.

300,000,000	2.580	09/17/19	300,000,000
Maturity Value: $303,870,000
Settlement Date: 03/21/19

Collateralized by Federal Home Loan Mortgage Corp., 2.509% to 4.500%, due 02/01/21 to 02/01/49 and Federal National Mortgage Association, 2.154% to 6.000%, due 06/04/19 to 04/01/49. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

200,000,000	2.490	11/04/19	200,000,000
Maturity Value: $202,517,667
Settlement Date: 05/06/19

Collateralized by Federal Home Loan Mortgage Corp., 2.236% to 5.142%, due 12/01/19 to 06/20/48 and Federal National Mortgage Association, 2.474% to 6.500%, due 07/01/20 to 05/01/49. The aggregate market value of the collateral, including accrued interest, was $203,999,999.

200,000,000	2.490	11/05/19	200,000,000
Maturity Value: $202,517,667
Settlement Date: 05/07/19

Collateralized by Federal Home Loan Mortgage Corp., 2.399% to 4.915%, due 12/01/19 to 12/01/48 and Federal National Mortgage Association, 2.503% to 5.000%, due 03/01/21 to 04/20/49. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
$3,000,000,000	2.500%		06/03/19	$ 3,000,000,000
Maturity Value: $3,000,625,000

Collateralized by Federal Farm Credit Bank, 3.350% to 3.530%, due 09/04/26 to 03/01/38, Federal Home Loan Bank, 2.500% to 3.100%, due 01/01/28 to 02/15/39, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 08/01/19 to 05/01/49, Federal National Mortgage Association, 2.000% to 5.500%, due 10/01/19 to 06/01/49, Federal National Mortgage Association Stripped Securities, 0.000%, due 01/15/24 to 04/15/40, Government National Mortgage Association, 3.000% to 8.500%, due 09/12/19 to 05/20/49, U.S. Treasury Bills, 0.000%, due 03/01/29 to 12/01/38, a U.S. Treasury Bond, 2.750%, due 04/15/45 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 04/01/34 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $3,083,816,440.

1,000,000,000	2.490		06/05/19	1,000,000,000
Maturity Value: $1,000,484,167
Settlement Date: 05/29/19

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 06/01/19 to 04/25/57, Federal National Mortgage Association, 2.500% to 5.000%, due 06/01/21 to 04/01/49 and Government National Mortgage Association, 3.000% to 6.000%, due 08/01/40 to 09/20/42. The aggregate market value of the collateral, including accrued interest, was $1,030,356,210.

J.P. Morgan Securities LLC (SOFR + 0.01%)
1,845,000,000	2.410	(a)	06/07/19	1,845,000,000
Maturity Value: $1,849,940,497
Settlement Date: 05/01/19

Collateralized by Federal Farm Credit Bank, 2.440% to 3.090%, due 09/05/24 to 05/01/29, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 05/01/19 to 01/01/57, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 08/31/19 to 02/01/49, Federal National Mortgage Association, 3.000% to 6.625%, due 06/01/21 to 07/01/48, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/26, Government National Mortgage Association, 2.500% to 8.000%, due 02/15/20 to 05/15/49 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 04/01/37. The aggregate market value of the collateral, including accrued interest, was $1,900,296,120.

Joint Repurchase Agreement Account I
1,200,000,000	2.480		06/03/19	1,200,000,000
Maturity Value: $1,200,248,000

Joint Repurchase Agreement Account III
1,986,100,000	2.503		06/03/19	1,986,100,000
Maturity Value: $1,986,514,302

Merrill Lynch, Pierce, Fenner & Smith, Inc.
150,000,000	2.300		06/03/19	150,000,000
Maturity Value: $150,028,750
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 02/01/49 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $154,500,001.
400,000,000	2.430		06/03/19	400,000,000
Maturity Value: $400,081,000
Collateralized by a U.S. Treasury Note, 1.250%, due 03/31/21. The market value of the collateral, including accrued interest, was $408,000,097.
200,000,000	2.500		06/03/19	200,000,000
Maturity Value: $200,041,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 09/01/34 to 12/01/46 and Federal National Mortgage Association, 4.000%, due 06/01/37. The aggregate market value of the collateral, including accrued interest, was $206,000,000.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. – (continued)
$405,100,000	2.500%		06/03/19	$ 405,100,000
Maturity Value: $405,184,396

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 10/01/48 to 03/12/51 and Federal National Mortgage Association, 3.500% to 4.500%, due 01/01/23 to 04/01/49. The aggregate market value of the collateral, including accrued interest, was $417,253,000.

Mizuho Securities USA LLC
350,000,000	2.490		06/03/19	350,000,000
Maturity Value: $350,072,625

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 12/20/28 to 03/01/49, Federal National Mortgage Association, 4.000% to 4.500%, due 08/01/19 to 10/01/43 and Government National Mortgage Association, 3.000% to 4.500%, due 07/31/19 to 11/20/47. The aggregate market value of the collateral, including accrued interest, was $360,499,999.

Morgan Stanley & Co. LLC
400,000,000	2.500		06/03/19	400,000,000
Maturity Value: $400,083,333

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/01/52, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 06/12/19 to 07/01/35, U.S. Treasury Notes, 1.375% to 2.625%, due 12/31/19 to 12/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 06/27/19 to 10/15/41. The aggregate market value of the collateral, including accrued interest, was $408,000,004.

250,000,000	2.510		06/03/19	250,000,000
Maturity Value: $250,052,292

Collateralized by U.S. Treasury Bonds, 7.250% to 8.125%, due 08/15/22 to 11/01/38, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 01/01/34 to 06/01/35, U.S. Treasury Notes, 1.250% to 3.375%, due 11/15/19 to 12/01/48 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 07/01/48. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

MUFG Securities Americas Inc.
150,000,000	2.510		06/03/19	150,000,000
Maturity Value: $150,031,375

Collateralized by Federal Home Loan Bank, 2.875%, due 04/01/47, Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 03/01/26 to 05/01/49 and a U.S. Treasury Bond, 3.375%, due 06/01/26. The aggregate market value of the collateral, including accrued interest, was $154,437,233.

250,000,000	2.510		06/03/19	250,000,000
Maturity Value: $250,052,292

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 5.000%, due 06/01/19 to 03/20/49, a U.S. Treasury Bond, 3.000%, due 03/01/41 and a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49. The aggregate market value of the collateral, including accrued interest, was $257,394,314.

MUFG Securities Americas Inc. (Overnight MBS + 0.08%)
250,000,000	2.590	(a)	07/05/19	250,000,000
Maturity Value: $253,992,914
Settlement Date: 11/28/18

Shared collateral consisting of Federal Farm Credit Bank, 2.200% to 3.300%, due 05/01/31 to 12/01/47, Federal Home Loan Bank, 2.125% to 2.625%, due 06/09/23 to 08/25/35, Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 07/11/19 to 05/01/49, Federal National Mortgage Association, 4.000% to 4.500%, due 01/15/20 to 11/20/47 and U.S. Treasury Bonds, 3.000% to 3.375%, due 03/01/39 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $513,207,021.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. (Overnight MBS + 0.08%) – (continued)
$250,000,000	2.590	%(a)	07/05/19	$ 250,000,000
Maturity Value: $251,690,693
Settlement Date: 04/05/19

Shared collateral consisting of Federal Farm Credit Bank, 2.200% to 3.300%, due 05/01/31 to 12/01/47, Federal Home Loan Bank, 2.125% to 2.625%, due 06/09/23 to 08/25/35, Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 07/11/19 to 05/01/49, Federal National Mortgage Association, 4.000% to 4.500%, due 01/15/20 to 11/20/47 and U.S. Treasury Bonds, 3.000% to 3.375%, due 03/01/39 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $513,207,021.

500,000,000	2.590	(a)	07/05/19	500,000,000
Maturity Value: $509,676,522
Settlement Date: 10/12/18

Collateralized by Federal Farm Credit Bank, 3.125%, due 07/23/24, Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 11/01/20 to 03/20/49 and U.S. Treasury Bonds, 2.250% to 3.375%, due 06/01/26 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $512,777,968.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
400,000,000	2.510	(a)	06/07/19	400,000,000
Maturity Value: $401,087,666
Settlement Date: 05/02/19

Collateralized by Federal Farm Credit Bank, 3.000% to 3.430%, due 08/01/27 to 08/01/37, Federal Home Loan Bank, 2.500%, due 12/01/35, Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 03/01/20 to 04/20/49, a U.S. Treasury Bill, 0.000%, due 12/20/42, U.S. Treasury Bonds, 3.000% to 3.125%, due 05/15/48 to 08/15/48, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/01/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 07/15/45 to 02/15/47. The aggregate market value of the collateral, including accrued interest, was $410,315,900.

Natixis-New York Branch
1,500,000,000	2.500		06/03/19	1,500,000,000
Maturity Value: $1,500,312,500

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 05/01/32, a U.S. Treasury Bill, 0.000%, due 06/01/48, U.S. Treasury Bonds, 3.875% to 7.500%, due 11/15/24 to 10/01/45, a U.S. Treasury Inflation-Indexed Note, 0.875%, due 05/01/32 and U.S. Treasury Notes, 1.750% to 2.750%, due 07/31/24 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $1,530,000,789.

Nomura Securities International Inc.
2,300,000,000	2.500		06/03/19	2,300,000,000
Maturity Value: $2,300,479,167

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 06/01/19 to 11/25/58, Federal National Mortgage Association, 0.000% to 8.500%, due 05/01/19 to 02/01/57, Government National Mortgage Association, 2.500% to 10.500%, due 06/15/19 to 11/25/58, Tennessee Valley Authority, 0.000% to 5.880%, due 01/15/28 to 04/01/36, a U.S. Treasury Bill, 0.000%, due 03/01/29, U.S. Treasury Bonds, 2.750% to 3.375%, due 06/01/26 to 04/15/45, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28 and a U.S. Treasury Note, 1.125%, due 03/31/20. The aggregate market value of the collateral, including accrued interest, was $2,368,202,267.

Norinchukin Bank
215,000,000	2.540		06/06/19	215,000,000
Maturity Value: $216,380,419
Settlement Date: 03/07/19
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27. The market value of the collateral, including accrued interest, was $219,300,082.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Norinchukin Bank – (continued)
$655,000,000	2.540%	06/17/19	$ 655,000,000
Maturity Value: $659,344,106
Settlement Date: 03/15/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 01/20/49 and U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $668,100,008.

Northwestern Mutual Life Insurance Company
148,545,000	2.510	06/03/19	148,545,000
Maturity Value: $148,576,071
Collateralized by a U.S. Treasury Note, 2.375%, due 09/20/46. The market value of the collateral, including accrued interest, was $151,515,900.
780,480,000	2.510	06/03/19	780,480,000
Maturity Value: $780,643,250
Collateralized by a U.S. Treasury Note, 1.750%, due 09/01/22. The market value of the collateral, including accrued interest, was $796,089,600.

Prudential Insurance Company of America (The)
12,375,000	2.510	06/03/19	12,375,000
Maturity Value: $12,377,588
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/01/48. The market value of the collateral, including accrued interest, was $12,622,500.
17,656,250	2.510	06/03/19	17,656,250
Maturity Value: $17,659,943
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 07/20/48. The market value of the collateral, including accrued interest, was $18,009,375.
19,676,250	2.510	06/03/19	19,676,250
Maturity Value: $19,680,366
Collateralized by a U.S. Treasury Note, 0.000%, due 11/01/36. The market value of the collateral, including accrued interest, was $20,069,775.
20,825,000	2.510	06/03/19	20,825,000
Maturity Value: $20,829,356
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/01/25. The market value of the collateral, including accrued interest, was $21,241,500.
25,080,000	2.510	06/03/19	25,080,000
Maturity Value: $25,085,246
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/16/32. The market value of the collateral, including accrued interest, was $25,581,600.
26,875,000	2.510	06/03/19	26,875,000
Maturity Value: $26,880,621
Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48. The market value of the collateral, including accrued interest, was $27,412,500.
28,462,500	2.510	06/03/19	28,462,500
Maturity Value: $28,468,453
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/01/47. The market value of the collateral, including accrued interest, was $29,031,750.
72,093,750	2.510	06/03/19	72,093,750
Maturity Value: $72,108,830
Collateralized by a U.S. Treasury Bond, 2.500%, due 03/01/21. The market value of the collateral, including accrued interest, was $73,535,625.
80,250,000	2.510	06/03/19	80,250,000
Maturity Value: $80,266,786
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 04/01/32. The market value of the collateral, including accrued interest, was $81,855,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
$154,875,000	2.510%		06/03/19	$ 154,875,000
Maturity Value: $154,907,395
Collateralized by a U.S. Treasury Bond, 2.875%, due 11/01/38. The market value of the collateral, including accrued interest, was $157,972,500.
164,250,000	2.510		06/03/19	164,250,000
Maturity Value: $164,284,356
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 04/20/49. The market value of the collateral, including accrued interest, was $167,535,000.

RBC Capital Markets LLC
250,000,000	2.440	(d)	06/07/19	250,000,000
Maturity Value: $251,541,945
Settlement Date: 04/22/19

Collateralized by Federal Home Loan Bank, 0.000%, due 06/03/19, Federal National Mortgage Association, 3.000%, due 02/01/49, Government National Mortgage Association, 5.000% to 7.500%, due 09/05/19 to 05/01/47, U.S. Treasury Bonds, 2.250% to 6.250%, due 03/01/21 to 11/15/48, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.375%, due 11/01/21 to 02/15/49 and U.S. Treasury Notes, 1.250% to 2.750%, due 07/15/21 to 04/01/48. The aggregate market value of the collateral, including accrued interest, was $255,000,004.

Royal Bank of Canada-New York Branch
2,000,000,000	2.430	(d)	06/07/19	2,000,000,000
Maturity Value: $2,012,150,000
Settlement Date: 04/11/19

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/30/19 to 05/01/49 and Federal National Mortgage Association, 2.000% to 6.500%, due 01/01/20 to 06/01/49. The aggregate market value of the collateral, including accrued interest, was $2,040,000,000.

495,000,000	2.440	(d)	06/07/19	495,000,000
Maturity Value: $498,019,501
Settlement Date: 04/10/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 05/01/21 to 08/01/48 and Federal National Mortgage Association, 2.500% to 6.000%, due 07/15/19 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $504,900,001.

850,000,000	2.440	(d)	06/07/19	850,000,000
Maturity Value: $855,069,779
Settlement Date: 04/22/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 11/01/19 to 10/01/48, Federal National Mortgage Association, 3.000% to 7.000%, due 05/01/19 to 04/01/49 and Government National Mortgage Association, 3.500% to 5.000%, due 04/01/21 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $867,000,001.

850,000,000	2.440	(d)	06/07/19	850,000,000
Maturity Value: $854,551,279
Settlement Date: 04/29/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 04/01/20 to 04/01/49, Federal National Mortgage Association, 3.000% to 5.000%, due 06/01/19 to 05/01/49 and Government National Mortgage Association, 4.000% to 5.000%, due 12/01/20 to 05/20/49. The aggregate market value of the collateral, including accrued interest, was $867,000,001.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Royal Bank of Canada-New York Branch – (continued)
$1,000,000,000	2.440	%(d)	06/07/19	$ 1,000,000,000
Maturity Value: $1,006,100,002
Settlement Date: 04/16/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 12/09/20 to 05/01/49, Federal National Mortgage Association, 3.000% to 5.000%, due 06/30/19 to 05/01/49 and Government National Mortgage Association, 3.500%, due 04/01/47. The aggregate market value of the collateral, including accrued interest, was $1,019,999,998.

1,500,000,000	2.440	(d)	06/07/19	1,500,000,000
Maturity Value: $1,509,150,003
Settlement Date: 04/12/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 11/01/19 to 04/20/49, Federal National Mortgage Association, 2.500% to 8.000%, due 07/15/19 to 04/01/49 and Government National Mortgage Association, 3.500% to 6.000%, due 04/01/42 to 05/20/49. The aggregate market value of the collateral, including accrued interest, was $1,529,999,995.

820,000,000	2.450	(d)	06/07/19	820,000,000
Maturity Value: $825,134,114
Settlement Date: 05/01/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 11/01/19 to 07/01/48, Federal National Mortgage Association, 3.000% to 5.000%, due 07/15/19 to 01/01/49 and Government National Mortgage Association, 4.500% to 5.000%, due 11/01/21 to 02/01/45. The aggregate market value of the collateral, including accrued interest, was $836,400,000.

1,057,000,000	2.450	(d)	06/07/19	1,057,000,000
Maturity Value: $1,063,833,803
Settlement Date: 04/04/19

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/01/19 to 05/01/49, Federal National Mortgage Association, 2.500% to 8.000%, due 05/15/19 to 08/01/55 and Government National Mortgage Association, 3.500% to 4.500%, due 04/01/21 to 05/20/49. The aggregate market value of the collateral, including accrued interest, was $1,078,139,996.

Sumitomo Mitsui Banking Corp.
300,000,000	2.500		06/03/19	300,000,000
Maturity Value: $300,062,500
Collateralized by Federal National Mortgage Association, 4.000%, due 06/20/31. The market value of the collateral, including accrued interest, was $309,064,375.

Wells Fargo Securities LLC
300,000,000	2.430		06/03/19	300,000,000
Maturity Value: $300,060,750
Collateralized by U.S. Treasury Notes, 1.375% to 1.875%, due 05/01/24 to 12/01/48. The aggregate market value of the collateral, including accrued interest, was $306,000,094.
800,000,000	2.500		06/03/19	800,000,000
Maturity Value: $800,166,667

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 01/01/32 to 06/01/49 and Federal National Mortgage Association, 3.000% to 5.000%, due 01/13/22 to 01/25/66. The aggregate market value of the collateral, including accrued interest, was $824,000,000.

TOTAL REPURCHASE AGREEMENTS				$ 64,630,443,750

TOTAL INVESTMENTS – 99.7%				$107,869,045,670

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				304,726,408

NET ASSETS – 100.0%				$108,173,772,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2019. Additional information on Joint Repurchase Agreement Accounts I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 26.6%
Advocate Health Care Network
$26,000,000	2.633%		06/03/19	$ 25,994,789
Albion Capital LLC
65,000,000	2.485		06/03/19	64,986,810
27,000,000	2.633		07/22/19	26,903,397
Antalis S.A.
27,000,000	2.643		07/11/19	26,924,140
Atlantic Asset Securitization LLC
39,400,000	2.588		06/13/19	39,365,114
44,000,000	2.572		08/08/19	43,788,660
Bank of China Ltd.-Hong Kong Branch
100,000,000	2.475		06/06/19	99,959,500
25,000,000	2.725		07/16/19	24,918,989
Banner Health
15,000,000	2.570		06/26/19	14,999,323
Banque et Caisse d’Epargne de l’Etat
30,500,000	2.605		10/09/19	30,216,431
Barclays US CCP Funding LLC
50,000,000	2.744		08/20/19	49,703,675
31,850,000	2.732		08/26/19	31,646,951
Barton Capital S.A.
50,000,000	2.592		08/06/19	49,766,244
Bedford Row Funding Corp.
8,000,000	3.103		10/16/19	7,922,229
30,000,000	2.610	(a)	03/27/20	30,001,578
BNG Bank N.V.
75,000,000	2.434		06/07/19	74,965,000
CAFCO, LLC
21,000,000	3.015		07/01/19	20,955,497
72,000,000	2.818		08/01/19	71,692,108
Cancara Asset Securitisation LLC
15,500,000	2.612		07/15/19	15,452,144
Chariot Funding LLC
15,000,000	3.057		06/17/19	14,982,639
117,000,000	2.546		08/08/19	116,439,824
China Construction Bank Corp.
17,000,000	2.736		07/08/19	16,954,852
21,000,000	2.715		07/16/19	20,932,058
16,000,000	2.705		07/24/19	15,938,848
15,500,000	2.779		10/01/19	15,359,607
18,000,000	2.779		10/02/19	17,835,638
Citigroup Global Markets, Inc.
7,500,000	2.586		01/08/20	7,382,340
CNPC Finance (HK) Ltd.
15,000,000	2.797		07/01/19	14,963,497
Coca-Cola Company (The)
50,000,000	2.794		01/13/20	49,219,372
30,000,000	2.822		02/11/20	29,460,480
Collateralized Commercial Paper Flex Co., LLC
43,100,000	3.059		10/15/19	42,680,766
66,000,000	2.768		04/23/20	64,371,589
Collateralized Commercial Paper II Co., LLC
40,000,000	3.191		10/22/19	39,590,720
16,455,000	3.309		11/25/19	16,243,706
CRC Funding, LLC
25,000,000	3.015		07/01/19	24,947,020
Dexia Credit Local-New York Branch
60,000,000	2.866		10/10/19	59,448,240
DNB Bank ASA
20,000,000	2.757		03/04/20	19,623,156
Erste Abwicklungsanstalt
25,000,000	2.581		07/15/19	24,922,656
67,000,000	2.583		08/15/19	66,650,633
Federation des caisses Desjardins du Quebec
45,400,000	2.803		02/25/20	44,528,320

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Federation des caisses Desjardins du Quebec – (continued)
$20,750,000	2.650%		05/14/20	$ 20,224,973
19,500,000	2.650		05/15/20	19,004,998
First Abu Dhabi Bank P.J.S.C.
58,000,000	2.679		06/04/19	57,984,301
70,000,000	2.762		06/05/19	69,976,297
74,917,000	2.623		08/07/19	74,565,631
Industrial & Commercial Bank of China Ltd.-New York Branch
29,650,000	2.715		07/26/19	29,532,342
J.P. Morgan Securities LLC
32,000,000	2.992		06/03/19	31,993,506
45,000,000	3.012		08/01/19	44,807,723
25,000,000	3.058		09/27/19	24,792,659
56,700,000	2.714		05/15/20	55,255,174
Kells Funding LLC
50,000,000	2.605		07/25/19	49,812,312
70,000,000	2.605		07/30/19	69,713,000
Liberty Street Funding LLC
19,000,000	2.603		07/08/19	18,950,563
50,000,000	2.546		09/25/19	49,591,313
LMA-Americas LLC
20,000,000	2.530		08/29/19	19,874,500
20,000,000	2.693		10/10/19	19,813,587
50,000,000	2.620		01/27/20	49,118,341
Matchpoint Finance PLC
20,000,000	3.057		06/03/19	19,995,858
25,000,000	2.659		07/16/19	24,919,787
50,000,000	2.659		07/17/19	49,836,088
Mercy Health
25,000,000	2.541		06/18/19	24,969,475
Metlife Short Term Funding LLC
7,000,000	2.728		07/08/19	6,981,934
45,950,000	2.816		07/24/19	45,780,720
Mizuho Bank, Ltd.-New York Branch
25,000,000	2.628		06/13/19	24,977,864
National Securities Clearing Corp.
60,000,000	3.017		10/01/19	59,489,345
58,000,000	3.245		12/13/19	57,201,398
21,000,000	3.137		01/02/20	20,683,740
Nationwide Building Society
74,000,000	2.567		10/30/19	73,177,959
56,250,000	2.551	(b)	11/01/19	55,616,434
Natixis-New York Branch
20,000,000	2.835		09/03/19	19,869,903
Nieuw Amsterdam Receivables Corp.
44,000,000	2.624		07/15/19	43,863,050
110,000,000	2.571		08/06/19	109,486,761
NRW.Bank
160,000,000	2.414		06/03/19	159,967,853
100,000,000	2.516		09/05/19	99,339,861
Old Line Funding Corp.
51,500,000	3.057		06/17/19	51,440,393
Oversea-Chinese Banking Corp., Ltd.
18,300,000	2.590		06/20/19	18,275,031
35,000,000	2.618		07/11/19	34,901,782
35,000,000	2.618		07/12/19	34,899,387
Regency Markets No. 1 LLC
49,592,000	2.539		06/06/19	49,571,841
Ridgefield Funding Company LLC
25,000,000	3.089		06/10/19	24,982,681
38,000,000	2.634		07/08/19	37,899,762
30,000,000	2.623		07/16/19	29,904,512
Rutgers State University of New Jersey Board of Trustees
35,000,000	2.530		06/12/19	35,005,373

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Santander UK PLC
$69,000,000	2.672%		11/04/19	$ 68,260,046
Sheffield Receivables Company LLC
10,300,000	2.612		08/13/19	10,245,990
Skandinaviska Enskilda Banken AB
65,000,000	2.742		11/13/19	64,255,190
Standard Chartered Bank
94,000,000	2.611		09/24/19	93,267,311
Thunder Bay Funding, LLC
33,300,000	3.057		06/17/19	33,261,458
27,265,000	2.597		08/15/19	27,123,173
Toronto-Dominion Bank (The)
30,000,000	2.609		07/16/19	29,905,892
36,650,000	3.136		10/18/19	36,298,384
United Overseas Bank Ltd.
125,000,000	2.535		09/27/19	123,963,295
Versailles Commercial Paper LLC
16,050,000	2.590		08/01/19	15,981,393
25,000,000	2.639		08/08/19	24,880,736
30,000,000	2.531		09/04/19	29,798,560
44,700,000	2.531		09/05/19	44,396,607
Victory Receivables Corp.
24,625,000	2.586		06/05/19	24,616,730
32,000,000	2.666		10/01/19	31,721,091

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $4,047,838,833)				$ 4,048,664,408

Certificates of Deposit-Eurodollar – 6.6%
Credit Industriel et Commercial
$80,000,000	2.900%		08/01/19	$ 79,666,595
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
45,000,000	2.595		06/28/19	44,912,670
70,000,000	2.540		08/20/19	69,608,452
Euroclear Bank
2,000,000	2.720		07/08/19	1,994,841
100,000,000	2.750		10/15/19	99,046,003
7,000,000	2.790		11/05/19	6,922,946
50,000,000	2.900		11/05/19	49,449,615
KBC Bank NV
45,500,000	2.620		07/01/19	45,506,760
80,000,000	2.770		07/01/19	80,021,775
Landesbank Hessen-Thueringen Girozentrale
70,000,000	2.710		02/03/20	68,813,528
Mitsubishi UFJ Trust and Banking Corp.
20,000,000	2.615		06/12/19	19,983,680
60,000,000	2.630		06/21/19	59,914,372
100,000,000	2.515	(b)	09/03/19	99,364,000
Mizuho Bank, Ltd.-London Branch
50,000,000	2.680		06/21/19	50,006,643
25,000,000	2.565		08/15/19	24,868,592
Nationwide Building Society
15,000,000	2.570		09/23/19	14,878,328
35,000,000	2.570		10/15/19	34,661,398
Sumitomo Mitsui Trust Bank Ltd.
40,000,000	2.835		07/31/19	39,831,069
40,000,000	2.835		08/07/19	39,811,625
50,000,000	2.535	(b)	10/03/19	49,575,783
30,000,000	2.595		11/18/19	29,641,530

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR (Cost $1,008,116,020)				$ 1,008,480,205

Principal Amount	Interest Rate		Maturity Date	Value

Certificates of Deposit-Yankeedollar – 6.3%
Banco Del Estado De Chile
$25,000,000	2.970%		08/09/19	$ 25,026,024
35,000,000	2.660		09/23/19	35,023,210
Barclays Bank PLC
60,000,000	2.760		09/30/19	60,041,781
Credit Agricole Corporate and Investment Bank
75,000,000	2.600		12/06/19	75,056,730
13,100,000	2.700		03/19/20	13,124,847
Credit Suisse AG-New York Branch
10,000,000	2.810		03/09/20	10,017,319
Mitsubishi UFJ Trust and Banking Corp.
50,000,000	2.580		07/17/19	50,005,210
45,350,000	2.530		09/03/19	45,353,036
Mizuho Bank, Ltd.-New York Branch
50,000,000	2.710		09/20/19	50,033,147
MUFG Bank, Ltd.
50,000,000	2.840		02/24/20	50,113,906
National Bank of Kuwait S.A.K.P
30,000,000	2.800		07/15/19	30,007,450
31,000,000	2.730		07/29/19	31,005,822
40,000,000	2.650		08/20/19	40,000,256
75,000,000	2.650		08/28/19	74,998,418
Natixis-New York Branch
48,350,000	2.900		08/12/19	48,391,996
98,000,000	2.750		12/20/19	98,122,156
Norinchukin Bank (The)
40,000,000	2.500		08/13/19	40,002,693
50,000,000	2.500	(b)	12/04/19	49,986,714
Skandinaviska Enskilda Banken AB
83,000,000	2.600		11/07/19	83,039,286
Standard Chartered Bank-New York Branch
16,000,000	2.890		09/17/19	16,020,417
Toronto-Dominion Bank (The)
25,000,000	2.600		10/22/19	25,012,153

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $949,810,012)				$ 950,382,571

Fixed Rate Municipal Debt Obligations – 1.8%
ABN AMRO Bank NV
$25,523,000	1.800	%(a)	09/20/19	$ 25,447,911
Citibank N.A.
61,000,000	3.050		05/01/20	61,224,349
Commonwealth Bank of Australia(a)
13,000,000	1.750		11/07/19	12,955,158
12,617,000	2.250		03/10/20	12,591,508
ING Bank NV
4,500,000	2.500	(a)	10/01/19	4,499,732
National Australia Bank Ltd.
13,000,000	3.033	(a)	05/22/20	13,053,664
PACCAR Financial Corp.
12,000,000	1.950		02/27/20	11,955,016
Shell International Finance B.V.
15,350,000	2.125	(b)	05/11/20	15,304,437
Sumitomo Mitsui Banking Corp.
6,595,000	2.450		01/16/20	6,591,595
32,491,000	2.514		01/17/20	32,477,446
Toronto-Dominion Bank (The)
17,788,000	2.125		07/02/19	17,782,601
Wells Fargo Bank N.A.
47,530,000	2.400		01/15/20	47,484,232
Westpac Banking Corp.
10,364,000	4.875		11/19/19	10,476,719
8,515,000	2.150	(b)	03/06/20	8,491,004

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (COST $280,007,134)				$ 280,335,372

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Time Deposits – 5.3%
Credit Industriel et Commercial
$200,000,000	2.440%		06/06/19	$ 199,977,736
DBS Bank Ltd.
335,000,000	2.430		06/05/19	334,969,321
Royal Bank of Canada
275,000,000	2.410		06/05/19	274,974,062

TOTAL TIME DEPOSITS (Cost $810,000,000)				$ 809,921,119

Variable Rate Municipal Debt Obligations(c) – 2.1%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	2.390%		06/07/19	$ 15,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
66,500,000	2.500		06/01/19	66,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(a)
29,110,000	2.500		06/01/19	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
62,500,000	2.420		06/07/19	62,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 1997-P2-RMKT (JPMorgan Chase & Co. SPA)
150,000	1.450		06/07/19	150,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)
74,000,000	1.440		06/07/19	74,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
54,925,000	2.400		06/07/19	54,925,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC) WI
24,000,000	2.400		06/07/19	24,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $326,178,330)				$ 326,185,000

Variable Rate Obligations(d) – 23.1%
ASB Finance Limited-London Branch (1 Mo. LIBOR + 0.31%)
$50,000,000	2.740	%(a)	06/28/19	$ 50,012,079
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
19,000,000	2.660		07/25/19	19,001,146
Banco Del Estado De Chile (1 Mo. LIBOR + 0.15%)
35,000,000	2.586		12/09/19	34,998,386
Bank of America, N.A. (3 Mo. LIBOR + 0.05%)
40,000,000	2.683		04/06/20	39,999,705
Bank of Montreal (3 Mo. LIBOR + 0.33%)
27,000,000	2.927		06/12/19	27,001,880
Bank of Montreal (SOFR + 0.23%)
80,000,000	2.630		05/08/20	79,993,350
Bank of Montreal (1 Mo. LIBOR + 0.18%)
30,000,000	2.663		04/03/20	30,000,759

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Bank of Montreal (3 Mo. LIBOR + 0.21%)
$57,000,000	2.789%		11/01/19	$ 57,043,842
Bank of Montreal (1 Mo. LIBOR + 0.40%)
70,150,000	2.851		12/10/19	70,256,483
Bank of Montreal (3 Mo. LIBOR + 0.07%)
80,000,000	2.703		03/20/20	80,006,018
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
60,000,000	2.682	(a)	06/24/19	60,002,239
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.06%)
50,000,000	2.625		05/07/20	49,999,757
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
65,850,000	2.588	(a)	05/29/20	65,843,618
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.20%)
30,000,000	2.641	(a)	06/18/19	30,003,346
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
11,000,000	2.697	(a)	07/15/19	11,001,387
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.22%)
60,000,000	2.809		01/06/20	60,048,633
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
60,000,000	2.684		07/10/19	60,005,390
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
62,535,000	2.610		05/21/20	62,529,111
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.34%)
50,000,000	2.807	(a)	09/06/19	50,036,601
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
25,000,000	2.777	(a)	08/08/19	25,013,127
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
40,000,000	2.817		11/05/19	40,038,339
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.22%)
62,500,000	2.780		11/08/19	62,553,050
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.40%)
70,000,000	2.851		12/10/19	70,109,982
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
25,000,000	2.647		04/06/20	25,000,194
Chariot Funding LLC (3 Mo. LIBOR + 0.05%)
37,000,000	2.630	(a)	10/25/19	36,999,806
Citibank N.A. (3 Mo. LIBOR + 0.32%)
24,000,000	2.899		05/01/20	24,037,557
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
80,000,000	2.733	(a)	09/20/19	80,025,487
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
37,500,000	2.651	(a)	04/02/20	37,498,039
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
40,000,000	2.762		10/01/19	40,015,302
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
42,000,000	2.839		01/08/20	42,044,231
Credit Suisse AG-New York Branch (SOFR + 0.38%)
30,000,000	2.780		03/06/20	30,021,414
40,000,000	2.780		05/04/20	40,005,173
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
98,800,000	2.702	(a)	09/23/19	98,829,873
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
35,000,000	2.682	(a)	05/07/20	35,006,243
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
36,000,000	2.677		07/15/19	36,002,904
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
75,000,000	2.651		07/18/19	75,003,766
MUFG Bank, Ltd. (3 Mo. LIBOR + 0.18%)
15,000,000	2.701		02/27/20	15,006,489
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
32,500,000	2.656	(a)	04/01/20	32,499,082
National Bank of Canada (3 Mo. LIBOR + 0.07%)
50,000,000	2.646	(a)	05/01/20	49,999,764
Natixis-New York Branch (3 Mo. LIBOR + 0.23%)
10,000,000	2.814		01/10/20	10,008,926

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Natixis-New York Branch (SOFR + 0.34%)
$30,000,000	2.740%		03/12/20	$ 30,002,315
Natixis-New York Branch (FEDL01 + 0.32%)
69,000,000	2.710		04/09/20	69,034,186
Nordea Bank AB (3 Mo. LIBOR + 0.27%)
28,750,000	2.871		10/18/19	28,777,445
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
50,000,000	2.682	(a)	04/02/20	50,003,868
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
43,000,000	2.777		06/07/19	43,000,622
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
40,000,000	2.661	(a)	04/02/20	40,008,019
Royal Bank of Canada (FEDL01 + 0.28%)
40,000,000	2.670	(a)	04/09/20	40,006,476
Societe Generale (3 Mo. LIBOR + 0.21%)
75,600,000	2.849		03/03/20	75,666,869
Societe Generale (3 Mo. LIBOR + 0.18%)
55,000,000	2.766		04/24/20	55,004,528
60,000,000	2.742	(a)	05/11/20	60,010,753
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.21%)
49,750,000	2.817		06/10/19	49,751,698
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
25,000,000	2.911		10/18/19	25,025,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.14%)
30,000,000	2.607		11/04/19	30,003,502
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.10%)
50,000,000	2.540		08/15/19	50,004,076
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.04%)
40,000,000	2.641		10/18/19	39,999,790
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.10%)
70,000,000	2.540		08/15/19	70,004,136
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
8,500,000	2.776		11/22/19	8,510,551
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
8,250,000	2.740		08/23/19	8,254,887
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.27%)
13,688,000	2.862		10/21/19	13,701,396
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.21%)
37,000,000	2.835		12/19/19	37,037,587
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.00%)
50,000,000	2.592		10/09/19	49,999,759
70,000,000	2.601		10/16/19	69,999,646
Swedbank AB (1 Mo. LIBOR + 0.29%)
40,000,000	2.720		07/25/19	40,010,160
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
35,000,000	2.712		09/23/19	35,012,922
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.18%)
130,000,000	2.620		06/03/20	130,000,000
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.37%)
99,000,000	2.837	(a)	11/07/19	99,118,844
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
16,000,000	2.664		07/02/19	16,001,693
UBS AG-London Branch (3 Mo. LIBOR + 0.14%)
40,000,000	2.742	(a)	09/24/19	40,015,631
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
10,000,000	2.736	(a)	10/01/19	10,005,380
UBS AG-London Branch (3 Mo. LIBOR + 0.32%)
80,000,000	2.945	(a)	12/19/19	80,115,566
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
38,750,000	2.857		12/09/19	38,807,298
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
70,000,000	2.680		04/06/20	70,017,391
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.16%)
45,000,000	2.757		08/13/19	45,019,686

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
$20,000,000	2.730%		07/23/19	$ 20,006,231
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
50,000,000	2.763	(a)	10/31/19	50,036,178
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
60,000,000	2.733	(a)	09/20/19	60,019,115

TOTAL VARIABLE RATE OBLIGATIONS (Cost $3,520,199,623)				$ 3,521,495,682

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $10,942,149,952)				$10,945,464,357

Repurchase Agreements(e) – 29.7%
Barclays Bank PLC (OBFR + 0.35%)
$65,000,000	2.720	%(d)	07/05/19	$ 65,000,000
Maturity Value: $65,260,289
Settlement Date: 05/16/19
Collateralized by various corporate security issuers, 0.000% to 12.000%, due 04/01/20 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $71,516,805.

BNP Paribas
60,000,000	2.490		06/03/19	59,999,688
Maturity Value: $60,012,450
Collateralized by various sovereign debt security issuers, 2.875% to 6.750%, due 01/21/21 to 05/28/69. The aggregate market value of the collateral, including accrued interest, was $63,000,546.

BNP Paribas (OBFR + 0.20%)
50,000,000	2.570	(d)	06/07/19	50,000,000
Maturity Value: $52,884,112
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligation, 6.930%, due 06/01/42, various asset-backed obligations, 0.000% to 9.492%, due 01/15/21 to 08/01/48 and various corporate security issuers, 5.000% to 10.750%, due 01/15/21 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $57,179,973.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.50%)
108,000,000	3.031	(d)	09/03/19	108,000,000
Maturity Value: $111,282,571
Settlement Date: 09/10/18
Collateralized by various asset-backed obligations, 0.000% to 6.730%, due 09/15/23 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $118,799,999.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	2.939	(d)	07/05/19	30,000,000
Maturity Value: $31,963,897
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 2.200% to 9.875%, due 11/15/19 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $33,008,076.

HSBC Bank PLC
140,000,000	2.570		06/03/19	140,000,192
Maturity Value: $140,029,984

Collateralized by an Exchange-Traded Fund, 0.000%, due 01/01/49, U.S. Treasury Bonds, 0.750% to 4.625%, due 02/28/22 to 11/15/48 and a U.S. Treasury Note, 2.375%, due 09/01/48. The aggregate market value of the collateral, including accrued interest, was $143,261,894.

HSBC Securities (USA), Inc.
75,000,000	2.470		06/03/19	74,999,486
Maturity Value: $75,015,437

Collateralized by various corporate security issuers, 1.897% to 9.250%, due 08/12/19 to 12/31/99 and various sovereign debt security issuers, 3.125% to 6.500%, due 10/01/24 to 05/15/47. The aggregate market value of the collateral, including accrued interest, was $78,766,207.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
HSBC Securities (USA), Inc. (continued)
$100,000,000	2.570%		06/03/19	$ 100,000,137
Maturity Value: $100,021,417
Collateralized by various corporate security issuers, 2.000% to 10.750%, due 02/15/20 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $110,023,560.

ING Financial Markets LLC
85,000,000	2.470		06/03/19	84,999,418
Maturity Value: $85,017,496

Collateralized by various corporate security issuers, 1.750% to 7.375%, due 06/17/19 to 03/01/49 and various sovereign debt security issuers, 4.875% to 6.875%, due 08/01/19 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $92,707,686.

J.P. Morgan Securities LLC (SOFR + 0.01%)
115,000,000	2.410	(d)	06/07/19	115,000,000
Maturity Value: $115,307,944
Settlement Date: 05/01/19

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 07/01/41, Government National Mortgage Association, 3.500% to 7.000%, due 07/01/27 to 08/01/48, a U.S. Treasury Bond, 3.125%, due 02/15/42 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 03/01/36 to 04/20/49. The aggregate market value of the collateral, including accrued interest, was $117,473,644.

Joint Repurchase Agreement Account III
2,874,300,000	2.503		06/03/19	2,874,289,164
Maturity Value: $2,874,899,582

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.30%)
132,000,000	2.670	(d)	07/05/19	132,000,000
Maturity Value: $133,409,761
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 2.784% to 5.365%, due 03/01/22 to 12/25/57 and various asset-backed obligations, 2.690% to 12.880%, due 01/01/27 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $151,800,001.

MUFG Securities Americas Inc.
110,000,000	2.540		06/03/19	109,999,879
Maturity Value: $110,023,283
Collateralized by an Exchange-Traded Fund, 0.000%, due 01/01/49 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $118,800,004.

RBC Capital Markets LLC
100,000,000	2.470		06/03/19	99,999,315
Maturity Value: $100,020,583

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 09/01/45 to 03/01/49, Federal National Mortgage Association, 1.510% to 3.500%, due 12/01/24 to 02/01/49, Government National Mortgage Association, 1.500% to 3.013%, due 07/20/27 to 08/20/65 and various corporate security issuers, 0.000% to 8.400%, due 06/17/19 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $104,531,487.

Royal Bank of Canada-New York Branch
125,000,000	2.450	(f)	06/07/19	125,000,000
Maturity Value: $125,782,639
Settlement Date: 05/01/19

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 01/01/24 to 04/20/49 and Federal National Mortgage Association, 3.000% to 4.500%, due 07/15/19 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $127,499,996.

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
Societe Generale-Paris Branch
$150,000,000	2.590%		06/03/19	$ 150,000,451
Maturity Value: $150,032,375

Collateralized by various corporate security issuers, 4.950% to 9.750%, due 02/15/20 to 06/05/15 and various sovereign debt security issuers, 6.000% to 11.875%, due 08/01/19 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $165,000,079.

Societe Generale-Paris Branch (OBFR + 0.36%)
106,000,000	2.730	(d)	07/05/19	106,000,000
Maturity Value: $106,369,763
Settlement Date: 05/23/19

Collateralized by various corporate security issuers, 4.500% to 9.750%, due 02/15/20 to 12/31/99 and various sovereign debt security issuers, 4.250% to 7.625%, due 01/07/25 to 09/01/48. The aggregate market value of the collateral, including accrued interest, was $116,600,638.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.20%)
92,000,000	2.728	(d)	08/08/19	92,000,000
Maturity Value: $93,464,027
Settlement Date: 01/10/19

Collateralized by municipal debt obligations, 4.550% to 8.250%, due 04/15/26 to 10/01/47 and various asset-backed obligations, 1.000% to 8.021%, due 10/03/19 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $101,200,000.

TOTAL REPURCHASE AGREEMENTS – (Cost $4,517,300,000)				$ 4,517,287,730

TOTAL INVESTMENTS – 101.5% (Cost $15,459,449,952)				$15,462,752,087

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%				(221,420,771)

NET ASSETS – 100.0%				$15,241,331,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Rate shown is that which is in effect on May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2019. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
WI	— When Issued Security

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 32.8%
Advocate Health Care Network
$15,000,000	2.633%		06/03/19	$ 14,996,994
Albion Capital LLC
20,000,000	2.485		06/03/19	19,995,941
20,000,000	2.664		06/17/19	19,976,833
10,000,000	2.633		07/22/19	9,964,221
20,000,000	2.572		08/15/19	19,895,078
Antalis S.A.
20,000,000	2.643		07/11/19	19,943,807
Atlantic Asset Securitization LLC
14,850,000	2.588		06/13/19	14,836,851
28,512,000	2.541		08/28/19	28,334,441
Bank of China Ltd.-Hong Kong Branch
30,000,000	2.475		06/06/19	29,987,850
Banner Health
10,000,000	2.570		06/26/19	9,999,549
Banque et Caisse d’Epargne de l’Etat
15,000,000	2.662		07/01/19	14,968,354
11,000,000	2.605		10/09/19	10,897,729
Barclays US CCP Funding LLC
30,000,000	2.732		08/26/19	29,808,745
Bedford Row Funding Corp.
4,300,000	3.103		10/16/19	4,258,198
6,000,000	3.136		10/18/19	5,940,803
15,000,000	2.610	(a)	03/27/20	15,000,789
BNG Bank N.V.
25,000,000	2.434		06/07/19	24,988,236
CAFCO, LLC
24,000,000	2.818		08/01/19	23,897,369
Caisse des Depots et Consignations
40,000,000	2.582		07/23/19	39,857,194
Cancara Asset Securitisation Ltd.
25,000,000	2.561		08/13/19	24,871,373
Chariot Funding LLC
10,000,000	3.057		06/17/19	9,988,426
15,000,000	3.037		07/08/19	14,960,971
25,000,000	2.546		08/08/19	24,880,304
China Construction Bank Corp.
5,500,000	2.736		07/08/19	5,485,393
7,250,000	2.715		07/16/19	7,226,544
5,000,000	2.705		07/24/19	4,980,890
10,000,000	2.779		10/01/19	9,909,424
10,000,000	2.780		10/03/19	9,907,917
Citigroup Global Markets, Inc.
7,500,000	2.586		01/08/20	7,382,340
CNPC Finance (HK) Ltd.
7,000,000	2.797		07/01/19	6,982,965
Coca-Cola Company (The)
10,000,000	2.822		02/11/20	9,820,160
Collateralized Commercial Paper Flex Co. LLC
24,000,000	2.768		04/23/20	23,407,851
Collateralized Commercial Paper Flex Co., LLC
15,000,000	3.059		10/15/19	14,854,095
Collateralized Commercial Paper II Co. LLC
5,167,000	3.309		11/25/19	5,100,652
Collateralized Commercial Paper II Co., LLC
20,000,000	3.191		10/22/19	19,795,360
Dexia Credit Local-New York Branch
35,000,000	2.866		10/10/19	34,678,140
Erste Abwicklungsanstalt
10,000,000	2.581		07/15/19	9,969,062
20,000,000	2.592		07/25/19	19,924,467
25,000,000	2.583		08/15/19	24,869,639
Federation des caisses Desjardins du Quebec
20,250,000	2.803		02/25/20	19,861,200

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Federation des caisses Desjardins du Quebec – (continued)
$7,500,000	2.650%		05/14/20	$ 7,310,231
7,000,000	2.650		05/15/20	6,822,307
First Abu Dhabi Bank P.J.S.C.
30,000,000	2.679		06/04/19	29,991,880
15,000,000	2.762		06/05/19	14,994,921
24,972,000	2.623		08/07/19	24,854,878
Gotham Funding Corp.
15,000,000	2.576		06/03/19	14,996,956
Industrial & Commercial Bank of China Ltd.-New York Branch
11,000,000	2.715		07/26/19	10,956,350
J.P. Morgan Securities LLC
11,000,000	2.992		06/03/19	10,997,768
20,000,000	3.012		08/01/19	19,914,543
18,000,000	2.714		05/15/20	17,541,325
Kells Funding LLC
2,850,000	2.605		06/10/19	2,848,081
20,000,000	2.605		07/25/19	19,924,925
25,000,000	2.605		07/30/19	24,897,500
Liberty Street Funding LLC
15,000,000	2.690		06/05/19	14,994,921
20,000,000	2.551		08/15/19	19,895,500
LMA-Americas LLC
10,250,000	3.088		06/10/19	10,243,061
20,000,000	2.650		07/09/19	19,946,570
10,000,000	2.530		08/29/19	9,937,250
12,750,000	2.620		01/27/20	12,525,177
Manhattan Asset Funding Company LLC
15,900,000	2.529		08/20/19	15,810,026
Matchpoint Finance PLC
15,000,000	2.669		06/11/19	14,988,565
15,000,000	3.089		06/11/19	14,988,565
20,000,000	2.556		09/19/19	19,842,688
Mercy Health
25,000,000	2.541		06/18/19	24,969,475
Metlife Short Term Funding LLC
16,000,000	2.816		07/24/19	15,941,056
22,500,000	2.734		08/19/19	22,376,000
Mitsubishi UFJ Trust and Banking Corp.
20,000,000	2.622		07/02/19	19,955,893
National Australia Bank Ltd.
20,000,000	2.757		03/02/20	19,618,507
National Securities Clearing Corp.
18,000,000	3.245		12/13/19	17,752,158
Nationwide Building Society
50,000,000	2.562	(b)	10/31/19	49,440,700
15,000,000	2.551		11/01/19	14,831,049
Natixis-New York Branch
20,000,000	2.835		09/03/19	19,869,903
NRW.Bank
40,000,000	2.414		06/03/19	39,991,963
25,000,000	2.577		08/06/19	24,886,705
30,000,000	2.516		09/05/19	29,801,958
Regency Markets No. 1 LLC
45,000,000	2.539		06/06/19	44,981,708
Ridgefield Funding Company LLC
15,000,000	3.088		06/10/19	14,989,608
20,000,000	2.634		07/08/19	19,947,244
5,000,000	3.015		07/08/19	4,986,811
20,000,000	2.623		07/16/19	19,936,341
Rutgers State University of New Jersey Board of Trustees
10,000,000	2.530		06/12/19	10,001,535
Santander UK PLC
24,000,000	2.672		11/04/19	23,742,625

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Sheffield Receivables Company LLC
$20,000,000	2.623%		07/10/19	$ 19,945,778
25,000,000	2.516		08/16/19	24,863,004
Skandinaviska Enskilda Banken AB
20,000,000	2.742		11/13/19	19,770,828
Standard Chartered Bank
36,500,000	2.611		09/24/19	36,215,499
Starbird Funding Corp.
26,950,000	2.589		07/01/19	26,892,888
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
5,000,000	2.597		06/05/19	4,998,320
15,000,000	2.656		07/02/19	14,967,534
Thunder Bay Funding, LLC
25,000,000	3.057		06/17/19	24,971,065
Toronto-Dominion Bank (The)
15,000,000	2.609		07/16/19	14,952,946
12,300,000	3.136		10/18/19	12,181,995
United Overseas Bank Ltd.
20,000,000	2.535		09/27/19	19,834,127
Versailles Commercial Paper LLC
45,000,000	2.531		09/04/19	44,697,840
15,000,000	2.531		09/05/19	14,898,190
Victory Receivables Corp.
11,200,000	2.666		10/01/19	11,102,382

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $1,753,695,585)				$1,753,943,778

Certificates of Deposit-Yankeedollar – 9.3%
Banco Del Estado De Chile
$15,000,000	2.970%		08/09/19	$ 15,015,615
15,000,000	2.660		09/23/19	15,009,947
Barclays Bank PLC
20,000,000	2.760		09/30/19	20,013,927
Credit Agricole Corporate and Investment Bank
25,000,000	2.600		12/06/19	25,018,910
Credit Industriel et Commercial
25,000,000	2.650		09/05/19	25,015,029
Credit Suisse AG-New York Branch
22,000,000	2.810		03/09/20	22,038,102
Mitsubishi UFJ Trust and Banking Corp.
15,000,000	2.580		07/17/19	15,001,563
25,000,000	2.530		09/03/19	25,001,674
Mizuho Bank, Ltd.-New York Branch
30,000,000	2.710		09/20/19	30,019,888
MUFG Bank, Ltd.
30,000,000	2.840		02/24/20	30,068,343
National Bank of Kuwait S.A.K.P
10,000,000	2.800		07/15/19	10,002,483
10,000,000	2.730		07/29/19	10,001,878
15,000,000	2.650		08/20/19	15,000,096
25,000,000	2.650		08/30/19	24,999,305
Natixis-New York Branch
15,200,000	2.900		08/12/19	15,213,202
30,000,000	2.750		12/20/19	30,037,395
Norinchukin Bank (The)
20,000,000	2.500		08/13/19	20,001,347
60,000,000	2.520	(b)	12/03/19	59,990,141
19,440,000	2.500	(b)	12/04/19	19,434,834
Oversea-Chinese Banking Corp., Ltd.
25,000,000	2.520		08/06/19	25,002,023
Skandinaviska Enskilda Banken AB
15,000,000	2.600		11/07/19	15,007,100

Principal Amount	Interest Rate		Maturity Date	Value

Certificates of Deposit-Yankeedollar – (continued)
Sumitomo Mitsui Trust Bank Ltd.
$15,000,000	2.600%		07/05/19	$ 15,002,219
Toronto-Dominion Bank (The)
20,000,000	2.600		10/22/19	20,009,723

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $501,640,000)				$ 501,904,744

Fixed Rate Municipal Debt Obligations – 3.6%
Australia & New Zealand Banking Group Ltd.
$12,285,000	2.250	%(a)	12/19/19	$ 12,264,502
Citibank N.A.
8,000,000	1.850		09/18/19	7,983,526
11,500,000	3.050		05/01/20	11,542,295
10,010,000	2.100		06/12/20	9,963,840
Credit Suisse AG-New York Branch
5,000,000	5.300		08/13/19	5,023,784
MUFG Bank, Ltd.
15,000,000	2.350	(a)	09/08/19	14,990,475
National Australia Bank Ltd.
10,000,000	3.033	(a)	05/22/20	10,041,280
Nordea Bank AB
9,140,000	4.875	(a)	01/27/20	9,271,482
Shell International Finance B.V.
9,259,000	2.125	(b)	05/11/20	9,231,517
Sumitomo Mitsui Banking Corp.
10,000,000	2.514		01/17/20	9,995,829
Svenska Handelsbanken AB
15,000,000	1.500		09/06/19	14,962,102
Toronto-Dominion Bank (The)
10,000,000	1.900		10/24/19	9,975,399
U.S. Bank N.A.
20,000,000	2.000		01/24/20	19,929,597
UBS AG-Stamford Branch
18,000,000	2.350		03/26/20	17,966,233
Wells Fargo Bank N.A.
30,000,000	2.400		01/15/20	29,971,112

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (COST $192,895,001)				$ 193,112,973

Time Deposits – 3.5%
DBS Bank Ltd.
$115,000,000	2.430%		06/05/19	$ 114,989,468
Royal Bank of Canada
75,000,000	2.410		06/05/19	74,992,926

TOTAL TIME DEPOSITS (Cost $190,000,000)				$ 189,982,394

U.S. Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
$8,248,121	2.370	%(c)	06/07/19	$ 8,248,121
(Cost $8,248,121)

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(d) – 3.0%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	2.390%		06/07/19	$ 8,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
7,000,000	2.500		06/01/19	7,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(a)
30,000,000	2.500		06/01/19	30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
18,500,000	2.420		06/07/19	18,500,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)
35,000,000	1.440		06/07/19	35,000,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,300,000	2.440		06/07/19	30,300,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
22,000,000	2.400		06/07/19	22,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC) WI
7,000,000	2.400		06/07/19	7,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $157,796,851)				$ 157,800,000

Variable Rate Obligations(c) – 19.8%
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
$6,000,000	2.660%		07/25/19	$ 6,000,362
Bank of America, N.A. (3 Mo. LIBOR + 0.05%)
15,000,000	2.683		04/06/20	14,999,889
Bank of Montreal (3 Mo. LIBOR + 0.21%)
20,600,000	2.789		11/01/19	20,615,845
Bank of Montreal (1 Mo. LIBOR + 0.40%)
15,000,000	2.851		12/10/19	15,022,769
Bank of Montreal (3 Mo. LIBOR + 0.07%)
25,000,000	2.703		03/20/20	25,001,881
Bank of Montreal (1 Mo. LIBOR + 0.18%)
10,000,000	2.663		04/03/20	10,000,253
Bank of Montreal (SOFR + 0.23%)
25,000,000	2.630		05/08/20	24,997,922
Bank of Montreal (3 Mo. LIBOR + 0.33%)
18,000,000	2.927		06/12/19	18,001,253
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
27,000,000	2.588	(a)	05/29/20	26,997,383
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.16%)
20,000,000	2.744	(a)	01/10/20	20,014,141
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
15,000,000	2.697	(a)	07/15/19	15,001,891
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
20,000,000	2.684		07/10/19	20,001,797
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
20,070,000	2.610		05/21/20	20,068,110
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
12,000,000	2.777	(a)	08/08/19	12,006,301
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
10,000,000	2.647		04/06/20	10,000,078
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
15,000,000	2.817		11/05/19	15,014,377
Chariot Funding LLC (3 Mo. LIBOR + 0.05%)
13,000,000	2.630	(a)	10/25/19	12,999,932
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
30,000,000	2.733	(a)	09/20/19	30,009,558

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(c) – (continued)
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
$8,625,000	2.651	%(a)	04/02/20	$ 8,624,549
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
13,450,000	2.762		10/01/19	13,455,145
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
27,000,000	2.839		01/08/20	27,028,434
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.22%)
20,000,000	2.687		12/09/19	20,008,448
Credit Suisse AG-New York Branch (SOFR + 0.38%)
15,000,000	2.780		03/06/20	15,010,707
10,000,000	2.780		05/04/20	10,001,293
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
35,000,000	2.702	(a)	09/23/19	35,010,583
DNB Bank ASA (3 Mo. LIBOR + 0.04%)
15,000,000	2.648		03/06/20	14,999,993
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
10,000,000	2.682	(a)	05/07/20	10,001,784
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.10%)
5,000,000	2.618	(a)	05/13/20	4,999,982
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
10,000,000	2.677		07/15/19	10,000,807
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
30,000,000	2.651		07/18/19	30,001,506
MUFG Bank, Ltd. (3 Mo. LIBOR + 0.18%)
10,000,000	2.701		02/27/20	10,004,326
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
10,000,000	2.656	(a)	04/01/20	9,999,717
National Bank of Canada (3 Mo. LIBOR + 0.07%)
19,000,000	2.646	(a)	05/01/20	18,999,910
Natixis-New York Branch (SOFR + 0.34%)
15,000,000	2.740		03/12/20	15,001,157
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
5,000,000	2.791		10/24/19	5,004,024
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
20,000,000	2.682	(a)	04/02/20	20,001,547
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
17,000,000	2.777		06/07/19	17,000,246
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
20,000,000	2.661	(a)	04/02/20	20,004,009
Royal Bank of Canada (FEDL01 + 0.28%)
15,000,000	2.670	(a)	04/09/20	15,002,429
Societe Generale (3 Mo. LIBOR + 0.20%)
500,000	2.765		08/05/19	500,184
20,000,000	2.725		02/24/20	20,018,691
Societe Generale (3 Mo. LIBOR + 0.21%)
25,000,000	2.849		03/03/20	25,022,113
Societe Generale (3 Mo. LIBOR + 0.18%)
15,000,000	2.766		04/24/20	15,001,235
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.21%)
15,175,000	2.817		06/10/19	15,175,518
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
15,000,000	2.911		10/18/19	15,015,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.04%)
15,000,000	2.641		10/18/19	14,999,921
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.10%)
25,000,000	2.540		08/15/19	25,001,477
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
3,000,000	2.776		11/22/19	3,003,724
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
2,250,000	2.740		08/23/19	2,251,333
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.00%)
20,000,000	2.592		10/09/19	19,999,904
10,000,000	2.601		10/16/19	9,999,949
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.21%)
18,000,000	2.835		12/19/19	18,018,285

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(c) – (continued)
Swedbank AB (1 Mo. LIBOR + 0.29%)
$16,075,000	2.720%		07/25/19	$ 16,079,083
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
15,000,000	2.712		09/23/19	15,005,538
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.18%)
41,450,000	2.620		06/03/20	41,450,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.28%)
15,000,000	2.881		06/11/20	15,032,878
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
5,000,000	2.664		07/02/19	5,000,529
Toyota Motor Credit Corp. (3 Mo. LIBOR + 0.10%)
9,650,000	2.684		01/10/20	9,651,992
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
15,000,000	2.736	(a)	10/01/19	15,008,070
UBS AG-London Branch (3 Mo. LIBOR + 0.12%)
16,000,000	2.719	(a)	06/05/19	16,000,046
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
10,000,000	2.857		12/09/19	10,014,786
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
20,000,000	2.680		04/06/20	20,004,969
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
20,000,000	2.730		07/23/19	20,006,231
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
25,000,000	2.763	(a)	10/31/19	25,018,089
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
20,000,000	2.733	(a)	09/20/19	20,006,372

TOTAL VARIABLE RATE OBLIGATIONS (Cost $1,058,876,238)				$1,059,200,255

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $3,863,151,796)				$3,864,192,265

Repurchase Agreements(e) – 28.8%
Barclays Bank PLC (OBFR + 0.35%)
$29,000,000	2.720	%(c)	07/05/19	$ 29,000,000
Maturity Value: $29,116,129
Settlement Date: 05/16/19
Collateralized by various corporate security issuers, 4.750% to 11.000%, due 04/15/21 to 04/15/42. The aggregate market value of the collateral, including accrued interest, was $31,907,815.

BNP Paribas (OBFR + 0.20%)
20,000,000	2.570	(c)	06/07/19	20,000,000
Maturity Value: $21,153,645
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 6.980%, due 01/15/21 to 08/01/48 and various corporate security issuers, 4.875% to 11.000%, due 01/15/21 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $23,097,184.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
37,000,000	3.031	(c)	09/03/19	37,000,000
Maturity Value: $38,124,585
Settlement Date: 09/10/18
Collateralized by various asset-backed obligations, 0.000% to 7.250%, due 09/15/23 to 04/20/49. The aggregate market value of the collateral, including accrued interest, was $40,699,999.

HSBC Bank PLC
60,000,000	2.570		06/03/19	60,000,082
Maturity Value: $60,012,850
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $64,800,002.

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
HSBC Securities (USA), Inc.
$25,000,000	2.470%		06/03/19	$ 24,999,829
Maturity Value: $25,005,146

Collateralized by a U.S. Treasury Note, 1.625%, due 04/01/31, various corporate security issuers, 2.375% to 7.200%, due 08/27/21 to 12/31/99 and various sovereign debt security issuers, 2.375% to 5.750%, due 04/09/21 to 10/12/10. The aggregate market value of the collateral, including accrued interest, was $26,255,399.

50,000,000	2.570		06/03/19	50,000,068
Maturity Value: $50,010,708
Collateralized by various corporate security issuers, 4.750% to 11.000%, due 09/15/20 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $55,011,780.

ING Financial Markets LLC
30,000,000	2.470		06/03/19	29,999,795
Maturity Value: $30,006,175

Collateralized by various corporate security issuers, 1.750% to 5.875%, due 06/17/19 to 04/01/54 and various sovereign debt security issuer, 6.875%, due 01/01/49. The aggregate market value of the collateral, including accrued interest, was $31,574,002.

J.P. Morgan Securities LLC (SOFR + 0.01%)
40,000,000	2.410	(c)	06/07/19	40,000,000
Maturity Value: $40,107,111
Settlement Date: 05/01/19

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 12/15/39 and Federal National Mortgage Association, 4.000% to 5.500%, due 01/01/26 to 05/01/49. The aggregate market value of the collateral, including accrued interest, was $41,208,276.

Joint Repurchase Agreement Account III
1,013,300,000	2.503		06/03/19	1,013,295,825
Maturity Value: $1,013,511,375

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.30%)
42,000,000	2.670	(c)	07/05/19	42,000,000
Maturity Value: $42,448,560
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 3.080% to 6.680%, due 10/01/21 to 06/25/49 and various asset-backed obligations, 1.990% to 4.390%, due 12/01/19 to 05/28/69. The aggregate market value of the collateral, including accrued interest, was $48,300,000.

MUFG Securities Americas Inc.
40,000,000	2.540		06/03/19	39,999,956
Maturity Value: $40,008,466
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $43,199,999.

Royal Bank of Canada-New York Branch
40,000,000	2.450	(f)	06/07/19	40,000,000
Maturity Value: $40,250,445
Settlement Date: 05/01/19
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 08/01/25 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $40,800,000.

Societe Generale-Paris Branch
50,000,000	2.590		06/03/19	50,000,151
Maturity Value: $50,010,792

Collateralized by various corporate security issuers, 4.875% to 8.875%, due 05/01/20 to 06/15/26 and various sovereign debt security issuers, 4.250% to 11.875%, due 08/01/19 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $55,000,388.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
Societe Generale-Paris Branch (OBFR + 0.36%)
$36,000,000	2.730	%(c)	07/05/19	$ 36,000,000
Maturity Value: $36,125,580
Settlement Date: 05/23/19
Collateralized by various sovereign debt security issuers, 4.250% to 6.000%, due 01/07/25 to 07/01/48. The aggregate market value of the collateral, including accrued interest, was $39,600,757.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.20%)
27,000,000	2.728	(c)	08/08/19	27,000,000
Maturity Value: $27,429,660
Settlement Date: 01/10/19

Collateralized by municipal debt obligations, 4.550% to 8.250%, due 04/15/26 to 10/01/47 and various asset-backed obligations, 1.270% to 8.021%, due 10/01/20 to 04/20/49. The aggregate market value of the collateral, including accrued interest, was $29,700,002.

TOTAL REPURCHASE AGREEMENTS (Cost $1,539,300,000)				$1,539,295,706

TOTAL INVESTMENTS – 101.0% (Cost $5,402,451,796)				$5,403,487,971

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%				(55,524,624)

NET ASSETS – 100.0%				$5,347,963,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(d)	Rate shown is that which is in effect on May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2019. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SOFR	— Secured Overnight Financing Rate
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes
WI	— When Issued Security

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 112.6%
United States Treasury Bills
$442,500,000	2.281	%(a)	06/04/19	$ 442,472,344
455,500,000	2.282		06/04/19	455,414,594
6,510,000	2.428		06/04/19	6,508,703
3,927,800,000	2.402		06/18/19	3,923,413,422
3,363,200,000	2.372		06/25/19	3,357,964,619
442,500,000	2.351	(a)	07/02/19	441,703,254
695,400,000	2.356	(a)	07/02/19	694,145,189
5,225,000,000	2.367	(a)	07/02/19	5,215,531,140
54,600,000	2.422		07/02/19	54,487,865
413,800,000	2.422		07/02/19	412,930,969
154,600,000	2.390		07/05/19	154,256,874
26,300,000	2.406		07/05/19	26,241,256
114,000,000	2.413		07/05/19	113,744,830
142,200,000	2.418		07/05/19	141,881,038
1,491,990,000	2.428		07/05/19	1,488,636,338
82,000,000	2.455		07/05/19	81,813,746
1,356,000,000	2.573		07/05/19	1,352,791,930
132,700,000	2.391		07/16/19	132,310,194
193,400,000	2.350		07/23/19	192,754,689
31,400,000	2.355		07/23/19	31,295,002
1,106,900,000	2.361		07/23/19	1,103,190,655
25,400,000	2.366		07/23/19	25,314,698
131,100,000	2.361	(a)	07/30/19	130,626,875
95,300,000	2.366	(a)	07/30/19	94,955,332
305,000,000	2.366	(a)	07/30/19	303,894,544
1,017,800,000	2.433		08/01/19	1,013,686,816
21,700,000	2.515		08/01/19	21,609,915
45,000,000	2.450		08/08/19	44,796,425
27,200,000	2.487		08/08/19	27,075,409
42,200,000	2.490		08/08/19	42,006,302
16,100,000	2.492		08/08/19	16,026,101
151,500,000	2.494		08/08/19	150,804,615
85,800,000	2.495		08/08/19	85,405,368
341,300,000	2.500		08/08/19	339,730,210
65,000,000	2.501		08/08/19	64,700,913
65,000,000	2.502		08/08/19	64,700,729
578,500,000	2.505		08/08/19	575,833,757
4,721,050,000	2.407		08/15/19	4,697,824,407
642,500,000	2.371		08/22/19	639,086,151
799,700,000	2.376		08/22/19	795,455,814
3,494,500,000	2.381		08/22/19	3,475,914,117
3,180,000,000	2.356		08/29/19	3,161,780,827
1,470,500,000	2.442		11/07/19	1,455,042,594
275,600,000	2.400		11/14/19	272,626,276
262,900,000	2.411		11/14/19	260,051,186
295,000,000	2.416		11/14/19	291,796,546
149,500,000	2.401		11/21/19	147,818,872
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
2,418,200,000	2.324	(b)	01/31/20	2,418,627,946
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
23,600,000	2.357	(b)	04/30/20	23,597,293
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
282,600,000	2.367	(b)	07/31/20	282,558,231
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
7,875,400,000	2.372	(b)	10/31/19	7,876,533,802
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
6,340,600,000	2.384	(b)	07/31/19	6,341,580,069
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
1,027,500,000	2.439	(b)	01/31/21	1,026,390,322
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
142,600,000	2.463	(b)	04/30/21	142,608,010
United States Treasury Notes
333,500,000	1.625		07/31/19	333,085,332

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$595,980,000	3.625%		08/15/19	$ 597,376,845
62,600,000	8.125		08/15/19	63,312,761
71,400,000	3.625		02/15/20	72,022,643
35,700,000	1.375		02/29/20	35,442,151
83,300,000	1.375		03/31/20	82,649,207
71,400,000	2.250		03/31/20	71,346,861
85,600,000	1.500	(a)	04/15/20	85,014,568
94,000,000	2.375	(a)	04/30/20	94,069,491
255,100,000	3.500	(a)	05/15/20	258,036,818

TOTAL INVESTMENTS – 112.6%				$57,826,305,800

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.6)%				(6,452,369,341)

NET ASSETS – 100.0%				$51,373,936,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 24.4%
United States Treasury Bills
$1,200,000	2.282%		06/04/19	$ 1,199,775
300,000	2.356		06/25/19	299,536
1,200,000	2.356	(a)	07/02/19	1,197,835
34,700,000	2.422		07/02/19	34,628,884
1,900,000	2.427		07/02/19	1,896,098
93,200,000	2.573		07/05/19	92,979,504
400,000	2.361	(a)	07/30/19	398,556
97,000,000	2.366	(a)	07/30/19	96,649,183
161,500,000	2.505		08/08/19	160,755,664
27,900,000	2.407		08/15/19	27,762,746
630,800,000	2.442		11/07/19	624,169,241
64,200,000	2.401		11/21/19	63,478,071
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
114,800,000	2.324	(b)	01/31/20	114,768,896
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
627,300,000	2.367	(b)	07/31/20	627,247,393
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
504,800,000	2.372	(b)	10/31/19	504,810,233
630,565,000	2.369	(b)	10/31/20	630,453,574
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
332,000,000	2.384	(b)	07/31/19	332,013,921
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
351,200,000	2.439	(b)	01/31/21	350,820,712
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
48,800,000	2.463	(b)	04/30/21	48,802,741
United States Treasury Notes
78,500,000	3.625		08/15/19	78,670,112
18,300,000	8.125		08/15/19	18,508,363
22,900,000	3.625		02/15/20	23,099,699
11,500,000	1.375		02/29/20	11,416,940
26,800,000	1.375		03/31/20	26,590,621
22,900,000	2.250		03/31/20	22,882,957
27,800,000	1.500	(a)	04/15/20	27,609,930
30,400,000	2.375	(a)	04/30/20	30,422,532
83,200,000	3.500	(a)	05/15/20	84,157,833

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 4,037,691,550

Repurchase Agreements(c) – 72.4%
Bank of Montreal
$500,000,000	2.420%		06/07/19	$ 500,000,000
Maturity Value: $501,814,999
Settlement Date: 04/24/19

Collateralized by U.S. Treasury Bills, 0.000%, due 12/01/22 to 06/01/48, U.S. Treasury Bonds, 2.500% to 7.875%, due 03/01/21 to 02/01/49, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 11/15/21 to 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.500% to 1.125%, due 01/15/21 to 04/15/24 and U.S. Treasury Notes, 1.125% to 3.625%, due 09/30/20 to 10/01/48. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

125,000,000	2.440		06/07/19	125,000,000
Maturity Value: $125,762,500
Settlement Date: 05/01/19

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/01/22, U.S. Treasury Bonds, 2.875% to 3.125%, due 02/15/42 to 09/01/48, a U.S. Treasury Inflation-Indexed Note, 0.500%, due 04/15/24, U.S. Treasury Notes, 1.375% to 3.125%, due 07/31/20 to 10/01/48 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 03/01/43. The aggregate market value of the collateral, including accrued interest, was $127,500,028.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$300,000,000	2.440%		06/07/19	$ 300,000,000
Maturity Value: $301,870,667
Settlement Date: 05/01/19

Collateralized by U.S. Treasury Bills, 0.000%, due 12/01/22 to 06/01/48, U.S. Treasury Bonds, 2.750% to 3.750%, due 02/01/26 to 02/01/49, a U.S. Treasury Floating Rate Note, 2.384%, due 07/31/19, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.625%, due 06/01/23 to 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 01/15/22 to 10/20/40, U.S. Treasury Notes, 1.125% to 3.625%, due 10/31/22 to 12/01/48 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 03/01/43. The aggregate market value of the collateral, including accrued interest, was $306,000,019.

Barclays Bank PLC
300,000,000	2.480		06/03/19	300,000,000
Maturity Value: $300,062,000
Collateralized by U.S. Treasury Notes, 2.375% to 2.750%, due 09/15/29 to 03/01/38. The aggregate market value of the collateral, including accrued interest, was $306,063,332.

Barclays Capital Inc.
150,000,000	2.350		06/03/19	150,000,000
Maturity Value: $150,029,375
Collateralized by a U.S. Treasury Bond, 2.500%, due 09/01/24. The market value of the collateral, including accrued interest, was $153,000,082.

BNP Paribas
320,000,000	2.480	(d)	06/07/19	320,000,000
Maturity Value: $323,968,001
Settlement Date: 02/27/19

Collateralized by a U.S. Treasury Bond, 2.875%, due 07/15/47, a U.S. Treasury Floating Rate Note, 2.439%, due 10/01/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/19 to 06/01/47, U.S. Treasury Notes, 1.375% to 2.750%, due 03/31/20 to 12/01/45 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/26 to 07/01/48. The aggregate market value of the collateral, including accrued interest, was $326,399,999.

350,000,000	2.480	(d)	06/07/19	350,000,000
Maturity Value: $354,340,001
Settlement Date: 01/04/19

Collateralized by U.S. Treasury Bills, 0.000%, due 04/01/43 to 09/01/52, U.S. Treasury Bonds, 2.500% to 8.750%, due 09/01/24 to 04/01/48, a U.S. Treasury Floating Rate Note, 2.324%, due 05/01/46, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.375%, due 11/01/21 to 02/15/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 04/01/20 to 12/01/48, U.S. Treasury Notes, 1.250% to 2.375%, due 11/30/20 to 11/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 10/01/22 to 07/01/48. The aggregate market value of the collateral, including accrued interest, was $357,000,001.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	2.500	(b)(d)	06/01/19	700,000,000
Maturity Value: $758,819,407
Settlement Date: 02/23/16

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/01/47, U.S. Treasury Bonds, 3.125% to 8.125%, due 04/30/23 to 06/01/43, a U.S. Treasury Inflation-Indexed Note, 1.875%, due 01/01/44, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/01/23 to 06/01/45, U.S. Treasury Notes, 1.250% to 2.625%, due 03/31/20 to 12/01/48 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 10/01/22 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $714,000,003.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
CIBC Wood Gundy Securities
$300,000,000	2.420%	06/07/19	$ 300,000,000
Maturity Value: $301,734,333
Settlement Date: 04/22/19

Collateralized by U.S. Treasury Bonds, 2.500% to 3.125%, due 03/01/21 to 08/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 06/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 05/01/25 to 03/01/49, U.S. Treasury Notes, 1.875% to 2.875%, due 10/31/23 to 01/01/47 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 12/15/47. The aggregate market value of the collateral, including accrued interest, was $306,000,023.

500,000,000	2.420	06/07/19	500,000,000
Maturity Value: $503,024,999
Settlement Date: 04/18/19

Shared collateral consisting of U.S. Treasury Bonds, 2.500% to 3.625%, due 02/28/22 to 08/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 06/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.875%, due 04/15/23 to 03/01/49, U.S. Treasury Notes, 1.625% to 2.875%, due 05/15/22 to 01/01/41 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 12/15/47. The aggregate market value of the collateral, including accrued interest, was $1,020,000,083.

500,000,000	2.420	06/07/19	500,000,000
Maturity Value: $503,024,999
Settlement Date: 04/18/19

Shared collateral consisting of U.S. Treasury Bonds, 2.500% to 3.625%, due 02/28/22 to 08/15/48, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 06/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.875%, due 04/15/23 to 03/01/49, U.S. Treasury Notes, 1.625% to 2.875%, due 05/15/22 to 01/01/41 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 12/15/47. The aggregate market value of the collateral, including accrued interest, was $1,020,000,083.

Credit Agricole Corporate and Investment Bank
150,000,000	2.420	06/03/19	150,000,000
Maturity Value: $150,030,250

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.875%, due 01/01/44 and U.S. Treasury Notes, 2.375% to 3.125%, due 07/31/23 to 08/01/46. The aggregate market value of the collateral, including accrued interest, was $153,000,026.

Daiwa Capital Markets America, Inc.
204,091,915	2.500	06/03/19	204,091,915
Maturity Value: $204,134,434
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 3.000%, due 03/01/28. The market value of the collateral, including accrued interest, was $208,173,753.
295,908,085	2.500	06/03/19	295,908,085
Maturity Value: $295,969,732
Collateralized by a U.S. Treasury Note, 2.250%, due 08/15/27. The market value of the collateral, including accrued interest, was $301,826,247.

Fixed Income Clearing Corp.
500,000,000	2.420	06/03/19	500,000,000
Maturity Value: $500,100,833
Collateralized by a U.S. Treasury Note, 2.875%, due 09/30/23. The market value of the collateral, including accrued interest, was $510,000,077.
2,300,000,000	2.490	06/03/19	2,300,000,000
Maturity Value: $2,300,477,250
Collateralized by U.S. Treasury Notes, 1.625% to 2.125%, due 05/15/22 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $2,346,004,619.

HSBC Bank PLC
2,000,000,000	2.490	06/03/19	2,000,000,000
Maturity Value: $2,000,415,000

Collateralized by U.S. Treasury Bonds, 2.500% to 6.250%, due 08/15/23 to 02/15/47 and U.S. Treasury Notes, 0.750% to 2.750%, due 03/31/20 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $2,040,000,051.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Joint Repurchase Agreement Account I
$1,040,000,000	2.480%		06/03/19	$ 1,040,000,000
Maturity Value: $1,040,214,933

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	2.430		06/03/19	100,000,000
Maturity Value: $100,020,250
Collateralized by a U.S. Treasury Note, 2.250%, due 07/20/48. The market value of the collateral, including accrued interest, was $102,000,012.
11,700,000	2.480		06/03/19	11,700,000
Maturity Value: $11,702,418
Collateralized by a U.S. Treasury Note, 2.875%, due 11/01/39. The market value of the collateral, including accrued interest, was $11,934,048.

Morgan Stanley & Co. LLC
200,000,000	2.500		06/03/19	200,000,000
Maturity Value: $200,041,667

Collateralized by U.S. Treasury Bills, 0.000%, due 09/01/19 to 08/20/39, a U.S. Treasury Bond, 6.500%, due 02/23/35, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 02/01/49, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 05/01/37, U.S. Treasury Notes, 1.375% to 3.000%, due 08/17/20 to 12/01/48 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 09/01/48. The aggregate market value of the collateral, including accrued interest, was $204,000,026.

MUFG Securities Americas Inc.
250,000,000	2.490		06/03/19	250,000,000
Maturity Value: $250,051,875
Collateralized by U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 07/01/46 to 02/15/47. The aggregate market value of the collateral, including accrued interest, was $255,000,014.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
100,000,000	2.510	(b)	06/07/19	100,000,000
Maturity Value: $100,271,917
Settlement Date: 05/02/19
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 07/15/45. The market value of the collateral, including accrued interest, was $102,000,020.

Nomura Securities International Inc.
250,000,000	2.480		06/03/19	250,000,000
Maturity Value: $250,051,667

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/01/27, U.S. Treasury Bonds, 2.875% to 8.750%, due 12/01/25 to 02/01/49, U.S. Treasury Inflation-Indexed Notes, 0.625% to 0.875%, due 05/01/32 to 12/15/41, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 06/12/19 to 12/01/48, U.S. Treasury Notes, 1.500% to 2.625%, due 02/28/21 to 07/01/47 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 12/01/22. The aggregate market value of the collateral, including accrued interest, was $254,999,996.

Norinchukin Bank
35,000,000	2.540		06/06/19	35,000,000
Maturity Value: $35,224,719
Settlement Date: 03/07/19
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $35,700,098.
95,000,000	2.540		06/17/19	95,000,000
Maturity Value: $95,630,061
Settlement Date: 03/15/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 01/20/49, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due 10/01/27. The aggregate market value of the collateral, including accrued interest, was $96,900,040.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The)
$7,571,250	2.510%	06/03/19	$ 7,571,250
Maturity Value: $7,572,834
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/23. The market value of the collateral, including accrued interest, was $7,722,675.
10,339,125	2.510	06/03/19	10,339,125
Maturity Value: $10,341,288
Collateralized by a U.S. Treasury Note, 6.625%, due 06/01/46. The market value of the collateral, including accrued interest, was $10,545,908.
10,642,500	2.510	06/03/19	10,642,500
Maturity Value: $10,644,726
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 07/20/44. The market value of the collateral, including accrued interest, was $10,855,350.
11,587,500	2.510	06/03/19	11,587,500
Maturity Value: $11,589,924
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 7.250%, due 08/15/22. The market value of the collateral, including accrued interest, was $11,819,250.
22,577,500	2.510	06/03/19	22,577,500
Maturity Value: $22,582,222
Collateralized by a U.S. Treasury Bond, 2.875%, due 09/01/48. The market value of the collateral, including accrued interest, was $23,029,050.
47,718,750	2.510	06/03/19	47,718,750
Maturity Value: $47,728,731
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 12/15/37. The market value of the collateral, including accrued interest, was $48,673,125.
88,425,000	2.510	06/03/19	88,425,000
Maturity Value: $88,443,496
Collateralized by a U.S. Treasury Note, 2.367%, due 04/20/30. The market value of the collateral, including accrued interest, was $90,193,500.

Wells Fargo Securities LLC
200,000,000	2.430	06/03/19	200,000,000
Maturity Value: $200,040,500

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.875%, due 05/01/32 and a U.S. Treasury Note, 1.375%, due 12/01/33. The aggregate market value of the collateral, including accrued interest, was $204,000,009.

TOTAL REPURCHASE AGREEMENTS			$11,975,561,625

TOTAL INVESTMENTS – 96.8%			$16,013,253,175

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%			532,247,591

NET ASSETS – 100.0%			$16,545,500,766

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2019. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 112.4%
United States Treasury Bills
$49,500,000	2.281	%(a)	06/04/19	$ 49,496,906
80,400,000	2.282		06/04/19	80,384,925
1,017,800,000	2.402		06/18/19	1,016,663,318
158,900,000	2.372		06/25/19	158,652,646
49,500,000	2.351	(a)	07/02/19	49,410,872
64,300,000	2.356	(a)	07/02/19	64,183,974
775,000,000	2.367	(a)	07/02/19	773,595,528
5,400,000	2.390		07/05/19	5,388,015
5,100,000	2.406		07/05/19	5,088,609
32,300,000	2.413		07/05/19	32,227,702
22,800,000	2.418		07/05/19	22,748,858
2,200,000	2.421		07/05/19	2,195,065
11,200,000	2.423		07/05/19	11,174,878
264,000,000	2.428		07/05/19	263,406,587
18,000,000	2.455		07/05/19	17,959,115
139,100,000	2.573		07/05/19	138,770,913
14,700,000	2.391		07/16/19	14,656,819
25,200,000	2.350		07/23/19	25,115,916
5,600,000	2.355		07/23/19	5,581,274
173,300,000	2.361		07/23/19	172,719,252
3,900,000	2.366		07/23/19	3,886,903
19,500,000	2.361	(a)	07/30/19	19,429,627
15,100,000	2.366	(a)	07/30/19	15,045,388
45,000,000	2.366	(a)	07/30/19	44,836,900
162,400,000	2.433		08/01/19	161,743,701
45,000,000	2.515		08/01/19	44,813,188
27,600,000	2.450		08/08/19	27,475,141
4,500,000	2.487		08/08/19	4,479,387
7,200,000	2.490		08/08/19	7,166,952
2,700,000	2.492		08/08/19	2,687,607
24,300,000	2.494		08/08/19	24,188,463
14,800,000	2.495		08/08/19	14,731,928
58,400,000	2.500		08/08/19	58,131,392
11,100,000	2.501		08/08/19	11,048,925
11,100,000	2.502		08/08/19	11,048,894
91,100,000	2.505		08/08/19	90,680,130
729,000,000	2.407		08/15/19	725,413,623
99,100,000	2.371		08/22/19	98,573,497
123,300,000	2.376		08/22/19	122,645,620
520,000,000	2.381		08/22/19	517,234,323
470,000,000	2.356		08/29/19	467,307,244
217,900,000	2.442		11/07/19	215,609,508
44,400,000	2.400		11/14/19	43,920,924
41,300,000	2.411		11/14/19	40,852,469
43,800,000	2.416		11/14/19	43,324,368
22,100,000	2.401		11/21/19	21,851,485
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
299,500,000	2.324	(b)	01/31/20	299,550,308
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
1,300,000	2.357	(b)	04/30/20	1,300,324
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
16,300,000	2.367	(b)	07/31/20	16,297,591
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
1,175,500,000	2.372	(b)	10/31/19	1,175,672,256
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
981,337,000	2.384	(b)	07/31/19	981,484,893
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
158,000,000	2.439	(b)	01/31/21	157,829,363
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
22,000,000	2.463	(b)	04/30/21	22,001,236

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$49,400,000	1.625%		07/31/19	$ 49,338,575
103,600,000	3.625		08/15/19	103,842,533
10,700,000	8.125		08/15/19	10,821,830
10,600,000	3.625		02/15/20	10,692,437
5,300,000	1.375		02/29/20	5,261,720
12,300,000	1.375		03/31/20	12,203,905
10,600,000	2.250		03/31/20	10,592,111
12,900,000	1.500	(a)	04/15/20	12,811,794
14,100,000	2.375	(a)	04/30/20	14,110,449
38,300,000	3.500	(a)	05/15/20	38,740,926

TOTAL INVESTMENTS – 112.4%				$8,670,101,010

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.4)%				(957,307,293)

NET ASSETS – 100.0%				$7,712,793,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS - FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2019, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 3, 2019, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,200,000,000	$1,200,248,000	$1,224,022,679
Treasury Obligations	1,040,000,000	1,040,214,933	1,060,819,655

REPURCHASE AGREEMENTS — At May 31, 2019, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	2.480%	$107,142,857	$92,857,143
BNP Paribas	2.480	750,000,000	650,000,000
Citigroup Global Markets, Inc.	2.480	182,142,857	157,857,143
Wells Fargo Securities, LLC	2.480	160,714,286	139,285,714
TOTAL		$1,200,000,000	$1,040,000,000

At May 31, 2019, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	08/29/19 to 08/20/39
U.S. Treasury Bonds	2.500 to 6.125	03/01/21 to 02/01/49
U.S. Treasury Inflation-Indexed Bonds	0.750 to 2.375	01/15/28 to 11/20/48
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.250	04/15/23 to 01/15/47
U.S. Treasury Interest-Only Stripped Securities	0.000	04/01/20 to 09/01/48
U.S. Treasury Notes	1.375 to 3.000	04/30/20 to 08/01/47
U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/28 to 09/01/48

GOLDMAN SACHS FUNDS - FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2019, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 3, 2019, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,986,100,000	$1,986,514,302	$2,045,819,902
Money Market	2,874,300,000	2,874,899,581	2,960,727,125
Prime Obligations	1,013,300,000	1,013,511,375	1,043,768,847

REPURCHASE AGREEMENTS — At May 31, 2019, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	2.530%	$212,579,511	$307,646,789	$108,457,187
Bank of America, N.A.	2.500	151,842,508	219,747,706	77,469,419
BofA Securities, Inc.	2.500	516,264,526	747,142,202	263,396,024
Bank of Nova Scotia (The)	2.500	728,844,037	1,054,788,991	371,853,211
BNP Paribas	2.500	12,147,400	17,579,817	6,197,554
Wells Fargo Securities, LLC	2.500	364,422,018	527,394,495	185,926,605
TOTAL		$1,986,100,000	$2,874,300,000	$1,013,300,000

At May 31, 2019, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	3.930 to 4.000%	07/11/33 to 07/19/33
Federal Home Loan Mortgage Corp.	2.000 to 7.000	06/01/20 to 04/25/56
Federal National Mortgage Association	2.500 to 7.000	05/28/19 to 01/25/66
Government National Mortgage Association	3.000 to 5.500	05/23/19 to 05/20/49
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/32 to 07/01/33

GOLDMAN SACHS FUNDS - FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds, except for Financial Square (“FSQ”) Money Market Fund and FSQ Prime Obligations Fund (the “Institutional Money Market Funds”), is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2019, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS - FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Tax Information — At May 31, 2019, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 28.0%
Albion Capital LLC
$11,000,000	2.485%		06/03/19	$ 10,998,503
2,000,000	2.652		06/17/19	1,997,689
Antalis S.A.
3,000,000	2.643		07/11/19	2,991,367
Atlantic Asset Securitization LLC
4,950,000	2.588		06/13/19	4,945,809
Bank of China Ltd.-Hong Kong Branch
7,000,000	2.475		06/06/19	6,997,628
Banque et Caisse d’Epargne de l’Etat
4,000,000	2.662		07/01/19	3,991,333
4,000,000	2.605		10/09/19	3,963,311
Barclays US CCP Funding LLC
5,000,000	2.744		08/20/19	4,970,222
1,200,000	2.732		08/26/19	1,192,346
Bedford Row Funding Corp.
5,000,000	2.610	(a)	03/27/20	5,000,000
BNG Bank N.V.
5,000,000	2.434		06/07/19	4,998,000
CAFCO, LLC
4,000,000	3.015		07/01/19	3,990,233
4,000,000	2.818		08/01/19	3,981,429
Cancara Asset Securitisation LLC
8,000,000	2.639		08/30/19	7,948,400
Cancara Asset Securitisation Ltd.
3,000,000	3.037		06/03/19	2,999,508
Chariot Funding LLC
6,000,000	3.037		07/08/19	5,981,808
8,000,000	2.546		08/08/19	7,961,769
3,200,000	2.667		12/20/19	3,153,675
China Construction Bank Corp.
4,500,000	2.736		07/08/19	4,487,605
1,100,000	2.715		07/16/19	1,096,343
2,000,000	2.705		07/24/19	1,992,197
2,000,000	2.779		10/01/19	1,981,632
2,000,000	2.779		10/02/19	1,981,482
CNPC Finance (HK) Ltd.
3,000,000	2.797		07/01/19	2,993,125
Coca-Cola Company (The)
2,000,000	2.822		02/11/20	1,961,608
6,000,000	2.705		03/19/20	5,873,467
Collateralized Commercial Paper Flex Co. LLC
5,000,000	2.768		04/23/20	4,879,646
Collateralized Commercial Paper II Co. LLC
993,000	3.309		11/25/19	977,572
Dexia Credit Local-New York Branch
5,000,000	2.866		10/10/19	4,949,601
Erste Abwicklungsanstalt
8,000,000	2.583		08/15/19	7,957,833
Federation des caisses Desjardins du Quebec
3,000,000	3.102		08/13/19	2,981,811
3,000,000	2.803		02/25/20	2,939,699
1,750,000	2.650		05/14/20	1,707,032
1,500,000	2.650		05/15/20	1,463,064
First Abu Dhabi Bank P.J.S.C.
4,000,000	2.762		06/05/19	3,998,800
5,000,000	2.633		08/02/19	4,977,784
5,993,000	2.623		08/07/19	5,964,335
Gotham Funding Corp.
9,500,000	2.632		06/19/19	9,487,745
Industrial & Commercial Bank of China Ltd.-New York Branch
8,000,000	2.715		07/26/19	7,967,489
J.P. Morgan Securities LLC
2,000,000	2.992		06/03/19	1,999,678
6,000,000	3.012		08/01/19	5,970,313

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
J.P. Morgan Securities LLC – (continued)
$3,000,000	2.714%	05/15/20	$ 2,924,383
Kells Funding LLC
5,000,000	2.605	07/25/19	4,980,875
4,000,000	2.605	07/30/19	3,983,283
Kells Funding, LLC
5,000,000	2.592	08/01/19	4,978,481
Liberty Street Funding LLC
6,000,000	2.603	07/08/19	5,984,275
LMA-Americas LLC
5,000,000	2.650	07/09/19	4,986,331
Matchpoint Finance PLC
3,000,000	3.030	06/03/19	2,999,508
Metlife Short Term Funding LLC
3,000,000	2.816	07/24/19	2,987,898
Mitsubishi UFJ Trust and Banking Corp.
6,000,000	2.622	07/02/19	5,986,722
Mizuho Bank, Ltd.-New York Branch
5,000,000	2.628	06/13/19	4,995,708
National Securities Clearing Corp.
3,500,000	3.245	12/13/19	3,441,229
4,000,000	3.137	01/02/20	3,928,334
Nationwide Building Society
11,000,000	2.551 (b)	11/01/19	10,885,114
NRW.Bank
6,000,000	2.577	08/06/19	5,972,225
6,000,000	2.516	09/05/19	5,960,560
Ridgefield Funding Company LLC
3,500,000	3.088	06/10/19	3,497,375
4,000,000	3.089	06/10/19	3,997,000
1,000,000	2.621	06/20/19	998,643
5,000,000	2.634	07/08/19	4,986,742
3,000,000	3.015	07/08/19	2,990,966
4,000,000	2.623	07/16/19	3,987,150
Santander UK PLC
8,050,000	2.672	11/04/19	7,959,303
Skandinaviska Enskilda Banken AB
4,000,000	2.742	11/13/19	3,951,417
Standard Chartered Bank
7,500,000	2.611	09/24/19	7,438,906
Toronto-Dominion Bank (The)
5,000,000	2.609	07/16/19	4,984,031
2,200,000	3.136	10/18/19	2,174,517
United Overseas Bank Ltd.
5,000,000	2.535	09/27/19	4,959,356
Versailles Commercial Paper LLC
1,000,000	2.613	07/01/19	997,867
11,000,000	2.531	09/05/19	10,927,253
Victory Receivables Corp.
10,000,000	2.632	06/18/19	9,987,816
2,000,000	2.666	10/01/19	1,982,378

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 329,468,537

Certificates of Deposit-Eurodollar – 2.7%
Credit Industriel et Commercial
$8,000,000	2.900%	08/01/19	$ 7,961,275
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5,000,000	2.595	06/28/19	4,990,352
KBC Bank NV
4,500,000	2.620	07/01/19	4,500,019
5,500,000	2.770	07/01/19	5,500,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit-Eurodollar – (continued)
Landesbank Hessen-Thueringen Girozentrale
$5,000,000	2.710%		02/03/20	$ 4,908,924
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	2.835		07/31/19	3,981,366

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$ 31,841,936

Certificates of Deposit-Yankeedollar – 8.8%
Banco Del Estado De Chile
$4,000,000	2.970%		08/09/19	$ 4,000,000
4,000,000	2.660		09/23/19	4,000,000
Barclays Bank PLC
6,000,000	2.760		09/30/19	6,000,000
Credit Suisse AG-New York Branch
4,000,000	2.810		03/09/20	4,000,000
Landesbank Baden-Wuerttemberg
15,000,000	2.440		06/07/19	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
5,000,000	2.580		07/17/19	5,000,000
Mizuho Bank, Ltd.-New York Branch
6,000,000	2.710		09/20/19	6,000,000
MUFG Bank, Ltd.
4,500,000	2.840		02/24/20	4,500,000
National Bank of Kuwait S.A.K.P
3,650,000	2.800		07/15/19	3,650,000
4,000,000	2.730		07/29/19	4,000,000
3,000,000	2.650		08/20/19	3,000,000
Natixis-New York Branch
3,100,000	2.900		08/12/19	3,100,000
5,000,000	2.750		12/20/19	5,000,000
Norinchukin Bank (The)
6,000,000	2.500		08/13/19	6,000,000
9,000,000	2.500	(b)	12/04/19	9,000,000
Oversea-Chinese Banking Corp., Ltd.
8,000,000	2.520		08/06/19	8,000,000
Skandinaviska Enskilda Banken AB
5,000,000	2.600		11/07/19	5,000,000
Standard Chartered Bank-New York Branch
3,190,000	2.890		09/17/19	3,191,996
Toronto-Dominion Bank (The)
5,000,000	2.600		10/22/19	5,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 103,441,996

Fixed Rate Municipal Debt Obligations – 6.2%
Bank of Montreal
$4,400,000	1.500%		07/18/19	$ 4,393,863
BPCE SA
7,000,000	2.500		07/15/19	6,998,945
Citibank N.A.
2,000,000	1.850		09/18/19	1,995,274
7,892,000	2.100		06/12/20	7,849,934
Commonwealth Bank of Australia
3,000,000	5.000	(a)	10/15/19	3,025,717
Cooperatieve Rabobank UA
4,000,000	2.250		01/14/20	3,985,050
Credit Suisse AG-New York Branch
5,640,000	5.300		08/13/19	5,668,738
ING Bank NV
2,000,000	2.500	(a)	10/01/19	1,994,874
National Australia Bank Ltd.
2,500,000	3.033	(a)	05/22/20	2,510,926

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Fixed Rate Municipal Debt Obligations – (continued)
Shell International Finance B.V.
$1,500,000	2.125%		05/11/20	$ 1,495,453
Sumitomo Mitsui Banking Corp.
6,000,000	2.514		01/17/20	5,984,863
Svenska Handelsbanken AB
8,000,000	2.250		06/17/19	7,998,581
UBS AG-Stamford Branch
4,000,000	2.350		03/26/20	3,985,788
Wells Fargo Bank N.A.
3,000,000	2.150		12/06/19	2,983,178
Westpac Banking Corp.
4,000,000	1.600		08/19/19	3,990,183
5,160,000	4.875		11/19/19	5,209,460
3,040,000	2.150		03/06/20	3,027,956

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 73,098,783

U.S. Treasury Obligations – 2.1%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
$25,000,000	2.439	%(c)	01/31/21	$ 24,973,825

Variable Rate Municipal Debt Obligations(d) – 2.0%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	2.390%		06/07/19	$ 2,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)
4,000,000	2.500	(a)	06/01/19	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
2,970,000	2.420		06/07/19	2,970,000
New York City GO VRDN Series 2012 Subseries G-3 (Citibank N.A., LOC)
6,000,000	1.440		06/07/19	5,999,460
Providence St. Joseph Health Obligated Group VRDN Series 16G (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,000,000	2.460		06/07/19	5,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
3,530,000	2.400		06/07/19	3,530,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 23,499,460

Variable Rate Obligations(c) – 19.1%
Australia & New Zealand Banking Group Ltd. (3 Mo. LIBOR + 0.25%)
$2,160,000	2.875	%(a)	12/19/19	$ 2,162,497
Australia & New Zealand Banking Group Ltd. (3 Mo. LIBOR + 0.66%)
1,255,000	3.262	(a)	09/23/19	1,257,580
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
1,500,000	2.660		07/25/19	1,500,000
Bank of America, N.A. (3 Mo. LIBOR + 0.05%)
3,900,000	2.683		04/06/20	3,900,000
Bank of Montreal (1 Mo. LIBOR + 0.18%)
5,000,000	2.663		04/03/20	5,000,000
Bank of Montreal (1 Mo. LIBOR + 0.40%)
3,500,000	2.851		12/10/19	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.07%)
6,000,000	2.703		03/20/20	6,000,000
Bank of Montreal (3 Mo. LIBOR + 0.21%)
3,500,000	2.789		11/01/19	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.33%)
5,000,000	2.927		06/12/19	5,000,286

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(c) – (continued)
Bank of Montreal (SOFR + 0.23%)
$5,000,000	2.630%		05/08/20	$ 5,000,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
3,000,000	2.588	(a)	05/29/20	2,999,853
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.06%)
6,000,000	2.625		05/07/20	6,000,000
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
8,000,000	2.682	(a)	06/24/19	8,000,000
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.16%)
6,000,000	2.744	(a)	01/10/20	6,000,000
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
4,383,000	2.610		05/21/20	4,383,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
3,000,000	2.647		04/06/20	3,000,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
2,500,000	2.817		11/05/19	2,500,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.40%)
6,500,000	2.851		12/10/19	6,500,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
3,750,000	2.651	(a)	04/02/20	3,750,000
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
4,700,000	2.839		01/08/20	4,700,000
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.14%)
5,000,000	2.621		10/02/19	5,000,000
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.22%)
4,000,000	2.687		12/09/19	4,000,000
Credit Suisse AG-New York Branch (SOFR + 0.38%)
4,000,000	2.780		03/06/20	4,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.10%)
5,000,000	2.618	(a)	05/13/20	5,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
3,000,000	2.682	(a)	05/07/20	3,000,000
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
6,000,000	2.651		07/18/19	6,000,000
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
4,000,000	2.677		07/15/19	4,000,000
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
10,000,000	2.656	(a)	04/01/20	10,000,000
National Bank of Canada (3 Mo. LIBOR + 0.07%)
6,000,000	2.646	(a)	05/01/20	6,000,000
Natixis-New York Branch (FEDL01 + 0.32%)
10,000,000	2.710		04/09/20	10,000,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
3,250,000	2.682	(a)	04/02/20	3,250,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
4,000,000	2.791		10/24/19	4,000,000
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
6,000,000	2.661	(a)	04/02/20	6,000,000
Royal Bank of Canada (FEDL01 + 0.28%)
5,000,000	2.670	(a)	04/09/20	5,000,000
Societe Generale (3 Mo. LIBOR + 0.18%)
8,000,000	2.766		04/24/20	8,000,000
Societe Generale (3 Mo. LIBOR + 0.21%)
3,500,000	2.849		03/03/20	3,500,000
Societe Generale (3 Mo. LIBOR + 0.41%)
3,400,000	3.025	(a)	12/18/19	3,400,000
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.21%)
2,000,000	2.817		06/10/19	2,000,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
3,000,000	2.911		10/18/19	3,001,519
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
1,500,000	2.740		08/23/19	1,500,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
2,000,000	2.776		11/22/19	2,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(c) – (continued)
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.18%)
$10,000,000	2.620%		06/03/20	$ 10,000,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
4,000,000	2.712		09/23/19	4,000,000
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
1,000,000	2.664		07/02/19	1,000,000
Toyota Motor Credit Corp. (3 Mo. LIBOR + 0.10%)
3,500,000	2.684		01/10/20	3,495,738
UBS AG-London Branch (3 Mo. LIBOR + 0.00%)
4,000,000	2.742	(a)	09/24/19	4,000,000
UBS AG-London Branch (3 Mo. LIBOR + 0.12%)
2,000,000	2.719	(a)	06/05/19	2,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
3,000,000	2.730		07/23/19	3,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
3,000,000	2.857		12/09/19	3,000,000
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
4,000,000	2.680		04/06/20	4,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
4,000,000	2.733	(a)	09/20/19	4,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
3,000,000	2.763	(a)	10/31/19	3,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 224,800,473

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 811,125,010

Repurchase Agreements(e) – 32.7%
Barclays Bank PLC (OBFR + 0.35%)
$6,000,000	2.720	%(c)	07/05/19	$ 6,000,000
Maturity Value: $6,024,027
Settlement Date: 05/16/19
Collateralized by various corporate security issuers, 4.500% to 11.000%, due 09/15/22 to 04/15/42. The aggregate market value of the collateral, including accrued interest, was $6,601,499.

BNP Paribas (OBFR + 0.20%)
5,000,000	2.570	(c)	06/07/19	5,000,000
Maturity Value: $5,288,411
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 6.980%, due 09/10/29 to 08/01/48 and various corporate security issuers, 4.875% to 11.000%, due 01/15/21 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $5,763,919.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.50%)
6,000,000	3.031	(c)	09/03/19	6,000,000
Maturity Value: $6,182,365
Settlement Date: 09/10/18
Collateralized by various asset-backed obligations, 0.000% to 7.250%, due 09/15/23 to 04/20/49. The aggregate market value of the collateral, including accrued interest, was $6,600,001.

Joint Repurchase Agreement Account III
334,500,000	2.503		06/03/19	334,500,000
Maturity Value: $334,569,777

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.30%)
9,000,000	2.670	(c)	07/05/19	9,000,000
Maturity Value: $9,096,120
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 2.068% to 7.730%, due 02/01/22 to 06/25/49 and various asset-backed obligation, 3.380%, due 05/15/40. The aggregate market value of the collateral, including accrued interest, was $10,350,002.

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)
Royal Bank of Canada-New York Branch
$10,000,000	2.450%		06/07/19	$ 10,000,000
Maturity Value: $10,062,611
Settlement Date: 05/01/19

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 01/01/24 to 11/01/47 and Federal National Mortgage Association, 3.500% to 4.000%, due 05/31/20 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $10,200,001.

Societe Generale-Paris Branch (OBFR + 0.36%)
8,000,000	2.730	(c)	07/05/19	8,000,000
Maturity Value: $8,027,907
Settlement Date: 05/23/19
Collateralized by various sovereign debt security issuers, 4.625% to 6.250%, due 02/15/29 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $8,800,000.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.20%)
6,000,000	2.728	(c)	08/08/19	6,000,000
Maturity Value: $6,095,480
Settlement Date: 01/10/19

Collateralized by municipal debt obligations, 4.550% to 8.250%, due 04/15/26 to 10/01/47 and various asset-backed obligations, 1.640% to 7.000%, due 06/21/21 to 03/01/49. The aggregate market value of the collateral, including accrued interest, was $6,600,004.

TOTAL REPURCHASE AGREEMENTS				$ 384,500,000

TOTAL INVESTMENTS – 101.6%				$1,195,625,010

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%				(18,284,183)

NET ASSETS – 100.0%				$1,177,340,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2019.

(d)	Rate shown is that which is in effect on May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2019. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MMY	— Money Market Yield
OBFR	— Overnight Bank Funding Rate
RB	— Revenue Bond
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SPA	— Stand-by Purchase Agreement
T-Bill	— Treasury Bill
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 100.0%
Alabama – 2.7%
Huntsville Health Care Authority CP Series 2019 A-2
$13,800,000	1.890%	06/05/19	$ 13,800,000
7,150,000	1.800	08/05/19	7,150,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.520	06/07/19	11,500,000

			32,450,000

Alaska – 2.0%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT(a)
17,480,000	1.400	06/07/19	17,480,000
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT(a)
4,120,000	1.300	06/07/19	4,120,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1985(a)
1,900,000	2.310	06/01/19	1,900,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT – Exxon Mobil Corp.)(a)
650,000	2.310	06/01/19	650,000

			24,150,000

Arizona – 0.0%
Arizona State University VRDN RB Refunding Series 2008 B
110,000	1.330	06/07/19	110,000

California – 1.3%
California Department of Water Resources (State Water) CP Series 2019 1
8,400,000	1.900	06/07/19	8,400,000
Sacramento Municipal Utility District
7,100,000	1.900	06/04/19	7,100,000

			15,500,000

Colorado – 4.3%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
6,425,000	1.410	06/07/19	6,425,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
9,075,000	1.410	06/07/19	9,074,626
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
1,590,000	1.480	06/07/19	1,590,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
8,535,000	1.400	06/07/19	8,535,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
12,750,000	1.430	06/07/19	12,750,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
9,130,000	1.500	06/07/19	9,130,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Colorado – (continued)
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
$3,770,000	1.340%	06/07/19	$ 3,770,000

			51,274,626

Connecticut – 3.2%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
9,630,000	1.420	06/07/19	9,630,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
7,000,000	1.410	06/07/19	7,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
21,665,000	1.420	06/07/19	21,665,000

			38,295,000

Delaware – 2.7%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
5,000,000	1.430	06/07/19	5,000,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
26,800,000	2.210	06/01/19	26,800,000

			31,800,000

District of Columbia – 3.6%
District of Columbia CP Series 2019 18
5,000,000	1.680	06/04/19	5,000,000
9,700,000	1.800	07/30/19	9,700,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
15,315,000	1.450	06/07/19	15,315,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 (TD Bank N.A., LOC)(a)
1,650,000	1.400	06/07/19	1,650,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
11,525,000	2.170	06/01/19	11,525,000

			43,190,000

Florida – 5.8%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A RMKT (State Street Bank & Trust Co., SPA)(a)
15,060,000	1.450	06/07/19	15,060,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
14,940,000	1.450	06/07/19	14,940,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
26,150,000	1.320	06/07/19	26,150,000
Pinellas County Health Facilities Authority VRDN RB Refunding for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
12,905,000	1.420	06/07/19	12,905,000

			69,055,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Georgia – 1.1%
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-2(a)
$2,730,000	1.310%	06/07/19	$ 2,730,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-3(a)
5,000,000	1.350	06/07/19	5,000,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-1 RMKT(a)
5,150,000	1.380	06/07/19	5,150,000

			12,880,000

Illinois – 5.7%
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-1 (JPMorgan Chase Bank N.A., SPA)
3,550,000	2.250	06/01/19	3,550,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-3 (JPMorgan Chase Bank N.A., SPA)(a)
25,000,000	2.250	06/01/19	25,000,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
16,100,000	1.440	06/07/19	16,100,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/FHLMC) (FHLB, SPA)(a)
4,875,000	1.390	06/07/19	4,875,000
Illinois Housing Development Authority VRDN RB Series 2019 B (FHLB, SPA) WI
3,000,000	1.420	06/07/19	3,000,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
9,400,000	1.410	06/07/19	9,400,000
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
6,500,000	2.310	06/01/19	6,500,000

			68,425,000

Indiana – 1.6%
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
18,615,000	1.450	06/07/19	18,615,000
Purdue University VRDN RB for Student Facilities System Series 2007 C(a)
160,000	1.290	06/07/19	160,000

			18,775,000

Louisiana – 1.3%
East Baton Rouge Parish IDB, Inc. VRDN PCRB Refunding for Exxon Project Series 1993(a)
8,700,000	2.310	06/01/19	8,700,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
250,000	2.310	06/01/19	250,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
7,000,000	2.310	06/01/19	7,000,000

			15,950,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Maryland – 2.8%
County of Baltimore Maryland GO BAN Series 2019
$20,000,000	4.000%	03/19/20	$ 20,362,335
Maryland State Economic Development Corp. VRDN RB for Howard Hughes Medical Institute Project Series 2008 A
1,950,000	1.400	06/07/19	1,950,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
2,360,000	1.450	06/07/19	2,360,000
Montgomery County CP Series 2019 MPIB
9,000,000	1.400	07/18/19	9,000,000

			33,672,335

Massachusetts – 9.1%
Commonwealth of Massachusetts GO RANS Series 2018 C
5,000,000	4.000	06/20/19	5,005,606
Commonwealth of Massachusetts GO VRDN for Central Artery/Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)(a)
14,550,000	1.390	06/07/19	14,550,000
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-2 RMKT (Barclays Bank PLC, SPA)(a)
14,470,000	1.400	06/07/19	14,470,000
Massachusetts Health & Educational Facilities Authority CP Series 2019 EE
24,750,000	1.750	10/02/19	24,750,000
10,000,000	1.750	10/03/19	10,000,000
6,750,000	1.750	10/10/19	6,750,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
5,000,000	2.190	06/01/19	5,000,000
Massachusetts Water Resources Authority CP Series 2019 99
7,350,000	1.740	10/09/19	7,350,000
Massachusetts Water Resources Authority VRDN RB Refunding Series 2008 A-1 RMKT (JP Morgan Chase Bank SPA)(a)
800,000	1.360	06/07/19	800,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
8,055,000	1.350	06/07/19	8,055,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
9,240,000	1.440	06/07/19	9,240,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Series 2011-1 (Wells Fargo Bank N.A., SPA)(a)
2,570,000	1.470	06/07/19	2,570,000

			108,540,606

Michigan – 5.6%
Michigan Finance Authority State Aid RN Series 2018 A-1 (State Aid Withholding)
10,000,000	4.000	08/20/19	10,048,460
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,690,000	1.440	06/07/19	7,690,000
Michigan State University VRDN RB General Series 2003 A (Northern Trust Co., SPA)(a)
23,630,000	1.430	06/07/19	23,630,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan State University VRDN RB General Series 2005 (Royal Bank of Canada, SPA)(a)
$16,955,000	1.430%	06/07/19	$ 16,955,000
University of Michigan CP Series 2019 0403
6,500,000	1.620	07/08/19	6,500,000
1,800,000	1.620	08/01/19	1,800,000

			66,623,460

Minnesota – 2.5%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
18,545,000	1.380	06/07/19	18,545,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
3,120,000	1.440	06/07/19	3,120,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Series 2019 D (GNMA/FNMA/FHLMC) (Royal Bank of Canada, SPA))
8,700,000	1.420	06/07/19	8,700,000

			30,365,000

Mississippi – 3.0%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 C RMKT (GTY AGMT - Chevron Corp.)(a)
6,000,000	2.200	06/01/19	6,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (GTY AGMT - Chevron Corp.)
6,300,000	2.400	06/01/19	6,300,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (GTY AGMT - Chevron Corp.)(a)
5,000,000	2.200	06/01/19	5,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E RMKT (GTY AGMT - Chevron Corp.)
5,000,000	2.400	06/01/19	5,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT - Chevron Corp.)(a)
3,070,000	1.390	06/07/19	3,070,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (GTY AGMT - Chevron Corp.)(a)
500,000	1.360	06/07/19	500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT - Chevron Corp.)(a)
2,000,000	2.200	06/01/19	2,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT - Chevron Corp.)(a)
4,915,000	1.400	06/07/19	4,915,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT - Chevron Corp.)(a)
2,795,000	1.390	06/07/19	2,795,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT - Chevron Corp.)(a)
$300,000	2.290%	06/01/19	$ 300,000

			35,880,000

Missouri – 2.5%
Curators University of Missouri CP Series 2019 A
18,300,000	1.680	06/05/19	18,300,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (Northern Trust Co., SPA)(a)
10,550,000	2.150	06/01/19	10,550,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (BJC Health System, LIQ)
1,350,000	1.400	06/07/19	1,350,000

			30,200,000

Multi-State – 3.0%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,005,000	1.440	06/07/19	20,005,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
11,810,000	1.450	06/07/19	11,810,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
3,955,000	1.450	06/07/19	3,955,000

			35,770,000

Nebraska – 1.1%
Nebraska Investment Finance Authority VRDN RB for Single Family Housing Series 2019 C (FHLB, SPA)
13,675,000	1.400	06/07/19	13,675,000

New York – 9.2%
Nassau County IDA VRDN RB Refunding for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)(a)
200,000	2.050	06/01/19	200,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 A (TD Bank N.A., SPA)(a)
11,860,000	1.380	06/07/19	11,860,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)
10,925,000	2.190	06/01/19	10,925,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., SPA)(a)
855,000	2.200	06/01/19	855,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
17,800,000	1.400	06/07/19	17,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2019-BB (Industrial & Commercial Bank of China, SPA)(a)
15,000,000	1.420	06/07/19	15,000,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-1 (Bank of America N.A., SPA)(a)
$8,700,000	2.200%	06/01/19	$ 8,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
700,000	2.250	06/01/19	700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013 Subseries AA-2 (JPMorgan Chase Bank N.A., SPA)
3,500,000	2.250	06/01/19	3,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN RB (Bank of America N.A., SPA)(a)
10,000,000	2.200	06/01/19	10,000,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
2,000,000	1.400	06/07/19	2,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
295,000	1.400	06/07/19	295,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	1.400	06/07/19	4,600,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	1.400	06/07/19	9,000,000
New York State Housing Finance Agency VRDN RB Refunding for Economic Development Series 2005 C RMKT (JPMorgan Chase Bank N.A., SPA)(a)
7,000,000	1.400	06/07/19	7,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
500,000	1.400	06/07/19	500,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-7V (JPMorgan Chase Bank N.A., SPA)
250,000	1.400	06/07/19	250,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F RMKT (Citibank N.A., LOC)(a)
7,000,000	2.120	06/01/19	7,000,000

			110,185,000

North Carolina – 1.5%
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB for Atrium Health Series 2018 G (JPMorgan Chase Bank N.A., SPA)
10,000,000	2.230	06/01/19	10,000,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
300,000	1.430	06/07/19	300,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
6,900,000	1.410	06/07/19	6,900,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B(a)
375,000	1.300	06/07/19	375,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
180,000	1.400	06/07/19	180,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
$105,000	1.390%	06/07/19	$ 105,000

			17,860,000

Ohio – 2.9%
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
13,650,000	1.410	06/07/19	13,650,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC, SPA)(a)
5,440,000	1.400	06/07/19	5,440,000
Ohio State University General Receipts VRDN RB Series 2005 B(a)
5,000,000	1.350	06/07/19	5,000,000
Ohio State University General Receipts VRDN RB Series 2008 B(a)
5,600,000	1.360	06/07/19	5,600,000
Ohio State University General Receipts VRDN RB Series 2014 B-1 & B-2(a)
2,140,000	1.360	06/07/19	2,140,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
3,420,000	1.360	06/07/19	3,420,000

			35,250,000

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
6,855,000	1.400	06/07/19	6,855,000

South Carolina – 0.6%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	1.420	06/07/19	6,750,000

Texas – 13.0%
City of Houston CP Series 2019 B-4
4,750,000	1.850	07/12/19	4,750,000
Dallas Area Rapid Transit CP Series 2019 A-2
4,315,000	1.580	06/04/19	4,315,000
Dallas Texas Waterworks & Sewer System CP Series 2019 D-1
10,200,000	1.450	07/02/19	10,200,000
5,300,000	1.830	07/02/19	5,300,000
El Paso Water & Sewer CP Series 2019 A
3,600,000	1.680	06/19/19	3,600,000
3,000,000	1.470	07/23/19	3,000,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-1
6,300,000	1.750	06/04/19	6,299,948
16,400,000	1.870	06/20/19	16,400,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-2
9,355,000	1.750	06/04/19	9,354,923
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2(a)
3,000,000	2.250	06/01/19	3,000,000
Harris County Methodist Hospital CP Series 2019 C-2
6,230,000	1.700	10/01/19	6,230,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Texas – (continued)
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT - Exxon Mobil Corp.)(a)
$16,000,000	2.200%	06/01/19	$ 16,000,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2012 (GTY AGMT - Exxon Mobil Corp.)
420,000	2.200	06/01/19	420,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (Landesbank Hessen-Thueringen Girozentrale, SPA)
3,085,000	1.490	06/07/19	3,085,000
State of Texas GO VRDN Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
7,000,000	1.430	06/07/19	7,000,000
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
6,000,000	1.450	06/07/19	6,000,000
State of Texas TRANS Series 2018
20,505,000	4.000	08/29/19	20,611,613
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B
6,280,000	1.450	06/07/19	6,280,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B(a)
15,285,000	1.440	06/07/19	15,285,000
University of Texas System Permanent University Fund CP Series 2019 A
8,000,000	1.810	06/06/19	8,000,000

			155,131,484

Virginia – 4.3%
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
31,545,000	1.450	06/07/19	31,545,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 D(a)
5,350,000	1.450	06/07/19	5,350,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B(a)
1,680,000	1.450	06/07/19	1,680,000
University of Virginia CP Series 2019 MPIB
3,000,000	1.480	06/04/19	3,000,000
3,800,000	1.430	06/19/19	3,800,000
6,100,000	1.400	07/16/19	6,100,000

			51,475,000

Washington – 2.3%
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
18,300,000	1.420	06/07/19	18,300,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
9,440,000	1.430	06/07/19	9,440,000

			27,740,000

Wisconsin – 0.4%
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B
5,100,000	1.420	06/07/19	5,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Wyoming – 0.3%
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (GTY AGMT - Chevron Corp.)(a)
$4,000,000	2.200%	06/01/19	$ 4,000,000

TOTAL INVESTMENTS – 100.0%			$1,196,927,511

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(303,988)

NET ASSETS – 100.0%			$1,196,623,523

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BAN	— Bond Anticipation Note
CP	— Commercial Paper
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
WI	— When Issued Security

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2019, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 3, 2019, as follows:

Principal Amount	Maturity Value	Collateral Value
$334,500,000	$334,569,777	$344,558,057

REPURCHASE AGREEMENTS — At May 31, 2019, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	2.530%	$35,802,752
Bank of America, N.A.	2.500	25,573,394
BofA Securities, Inc.	2.500	86,949,541
Bank of Nova Scotia (The)	2.500	122,752,294
BNP Paribas	2.500	2,045,872
Wells Fargo Securities, LLC	2.500	61,376,147
TOTAL		$334,500,000

At May 31, 2019, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	3.930 to 4.000%	07/11/33 to 07/19/33
Federal Home Loan Mortgage Corp.	2.000 to 7.000	06/01/20 to 04/25/56
Federal National Mortgage Association	2.500 to 7.000	05/28/19 to 01/25/66
Government National Mortgage Association	3.000 to 5.500	05/23/19 to 05/20/49
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/32 to 07/01/33

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2019, all investments and repurchase agreements are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS - INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Tax Information — At May 31, 2019, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 25, 2019

By (Signature and Title)*	/s/ Joseph F. DiMaria
Joseph F. DiMaria Principal Financial Officer

Date July 25, 2019

*	Print the name and title of each signing officer under his or her signature.